N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31st

Date of reporting period: July 31, 2020

Item 1. REPORTS TO STOCKHOLDERS.

Viking Mutual Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Annual Report | July 31, 2020

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian UMB Bank 928 Grand Blvd. Kansas City, MO 55479
Independent Registered Public Accounting Firm Cohen & Company, Ltd. 151 N. Franklin Street, Suite 575 Chicago, IL 60606

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Integrity Viking Funds’ (the “Funds”) annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, shareholder reports will be available on the Funds’ website (https://www.integrityvikingfunds.com/Documents), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you hold Fund shares through a financial intermediary and you already elected to receive shareholder reports electronically through your financial intermediary, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by notifying your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform your financial intermediary that you wish to continue receiving paper copies of your shareholder reports, or if you are a direct investor, by calling the Funds at 800-601-5593. Your election to receive reports in paper will apply to all Funds you hold directly or through your financial intermediary, as applicable.

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota (each a “Fund”, and collectively the “Funds”) for the year ended July 31, 2020. The Funds’ portfolios and related financial statements are presented within for your review.

Economic Recap

During the 12 months ended July 31, 2020, the U.S. economy showed mixed results, growing through the end of 2019 even amid trade tensions with China, but contracting in 2020 in response to the COVID-19 pandemic. The Federal Open Market Committee (“FOMC” or “Committee”) in response to the pandemic lowered the Fed Funds Rate to 0.00% - 0.25% in March to support economic activity. The FOMC also took further quantitative measures to support credit markets. The Committee expects to maintain this target range until it is confident that the economy has weathered recent events and is on track to achieve its maximum employment and price stability goals.

Municipal Bond Market Recap

During the period, municipal bonds delivered positive total returns as investors were attracted to tax-free income in a declining interest rate environment. Factors contributing to the positive returns for municipal bonds included accommodative monetary policy, the passage of the CARES Act, and establishment of the municipal liquidity facility. Investment grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted a 5.38% total return for the 12-month period.

Higher rated (i.e. AAA & AA), shorter (i.e. 1-5 years) municipal bonds generally outperformed their intermediate (i.e. 10-20), longer (i.e. 21-30 years), and lower rated counterparts. Municipal issuance during the period totaled approximately $331.6 billion, a 10.2% increase from the preceding 12-month period. Issuance in the first seven months of the period well outpaced issuance in the preceding period’s first seven months. Issuance fell off drastically in March, as issuers and investors became cautious of the current environment. Issuance rebounded in the coming months to levels in line with the previous period. Since March, supply has been outpaced by demand also helping to push municipal bond prices higher.

Fund Performance

The Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota had total returns of 5.11%, 3.08%, 3.81%, 3.92%, 3.89%, and 3.06% for Class A Shares and 5.36%, 3.43%, 4.07%, 4.18%, 4.15%, and 3.22% for Class I Shares, respectively, during the year ended July 31, 2020. These compare to the Morningstar Muni Single State Intermediate Category which returned 4.08% for the period. The Funds’ returns also compare to the Bloomberg Barclays Capital Municipal Index’s return of 5.38%. The Funds underperformed the index during the period due to having a lower duration than the index. Additionally, the index is unmanaged, incurs no expenses, and it is not possible to invest directly in an unmanaged index.

The current 3.8% Medicare surtax on investment income established by the Patient Protection and Affordable Care Act (municipals are exempt) combined with the high marginal tax rates at the federal and state levels boost the appeal of tax-exempt income. The federal marginal tax rate for taxpayers with adjusted gross incomes of $518,400 ($622,050 for married filing jointly) in 2020 is 37.0%. The after-tax yield of a 10-year U.S. Treasury Note yielding 0.54% falls to approximately 0.32% at the 37.0% federal tax rate plus the 3.8% Medicare surtax.

We continue to focus on purchasing higher quality municipal bonds and believe security selection is very important as the impact of COVID-19 on the economy is yet to be fully determined.

Finally, we recommend that shareholders view their investment as long-term. As difficult as they may be, periods of panic (and euphoria) tend to be transitory in nature and it’s the long-term investors that may be rewarded with the long-term benefits of tax-free income and relatively low volatility that municipal bonds have provided for decades.

If you would like more frequent updates, please visit the Funds’ website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC (“Viking Fund Management”, “VFM”, or the “Adviser”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17%, 1.40%, 1.19%, 1.17%, 1.15%, and 1.26% respectively, for Class A, and 0.92%, 1.15%, 0.94%, 0.92%, 0.90%, and 1.01% respectively, for Class I. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%, 0.98%, 0.98%, 0.98%, 0.98%, and 0.98%, respectively, for Class A, and 0.73%, 0.73%, 0.73%, 0.73%, 0.73%, and 0.73%, respectively, for Class I. Each Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A and 0.73% for Class I of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Funds’ Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund’s dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2020

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	5.11%	3.67%	3.16%	3.31%	4.10%
Class A With sales charge (2.50%)	2.46%	2.79%	2.64%	3.05%	4.01%
Class I Without sales charge	5.36%	N/A	N/A	N/A	4.16%
* November 15, 1990 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17% and 0.92%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2020

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	3.08%	2.50%	2.26%	2.70%	4.10%
Class A With sales charge (2.50%)	0.49%	1.64%	1.74%	2.43%	4.00%
Class I Without sales charge	3.43%	N/A	N/A	N/A	2.95%
* December 5, 1991 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.40% and 1.15%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2020

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	3.81%	3.24%	2.90%	3.23%	3.62%
Class A With sales charge (2.50%)	1.22%	2.36%	2.38%	2.97%	3.52%
Class I Without sales charge	4.07%	N/A	N/A	N/A	3.68%
* November 17, 1993 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.19% and 0.94%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2020

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	3.92%	3.25%	3.08%	3.41%	3.85%
Class A With sales charge (2.50%)	1.36%	2.39%	2.56%	3.14%	3.74%
Class I Without sales charge	4.18%	N/A	N/A	N/A	3.80%
* September 25, 1996 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17% and 0.92%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. and 0.73%, respectively The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

VIKING TAX-FREE FUND FOR MONTANA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2020

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	3.89%	3.17%	2.88%	3.21%	3.82%
Class A With sales charge (2.50%)	1.30%	2.31%	2.37%	2.95%	3.69%
Class I Without sales charge	4.15%	3.43%	N/A	N/A	2.54%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for Class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.15% and 0.90%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2020

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	3.06%	2.68%	2.57%	2.98%	3.83%
Class A With sales charge (2.50%)	0.53%	1.83%	2.05%	2.72%	3.70%
Class I Without sales charge	3.22%	2.90%	N/A	N/A	2.12%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.26% and 1.01%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2020

General Obligation	38.0%
Pre-Refunded	16.3%
Health Care	15.8%
Utilities	12.0%
Other Revenue	8.6%
Cash Equivalents and Other	4.7%
Education	3.3%
Transportation	1.3%

100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2020

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.3%)

Education (3.3%)
Johnson County Community College Foundation Inc. 4.000% 11/15/2023	$870,000	$975,218
Kansas Development Finance Authority 5.000% 06/01/2027 Callable @ 100 6/1/2021	250,000	260,047
Kansas Development Finance Authority 3.000% 10/01/2044 Callable @ 100 10/1/2027	500,000	521,200
Kansas Development Finance Authority 3.000% 06/01/2031 Callable @ 100 6/1/2028	500,000	566,750
		2,323,215
General Obligation (38.0%)
*Allen County Unified School District No. 257 3.000% 09/01/2038 Callable @ 100 9/1/2028	1,000,000	1,075,570
City of Bonner Springs KS 3.000% 09/01/2044 Callable @ 100 9/1/2028	1,060,000	1,167,717
City of Bonner Springs KS 2.000% 09/01/2040 Callable @ 100 9/1/2027	325,000	325,565
Bourbon County Unified School District No. 234 Fort Scott 5.000% 09/01/2027 Callable @ 100 9/1/2024	250,000	293,012
Bourbon County Unified School District No. 234 Fort Scott 5.000% 09/01/2028 Callable @ 100 9/1/2024	250,000	295,458
City of Burlingame KS 3.000% 09/01/2045 Callable @ 100 9/1/2027	365,000	381,567
County of Clay KS 4.000% 10/01/2036 Callable @ 100 10/1/2024	500,000	549,765
Douglas County Unified School District No. 348 Baldwin City 4.000% 09/01/2030 Callable @ 100 9/1/2025	250,000	289,690
Geary County Unified School District No. 475 4.000% 09/01/2033 Callable @ 100 9/1/2025	350,000	399,962
Greenwood County Unified School District No. 389 Eureka 4.000% 09/01/2021	150,000	155,460
City of Hillsboro KS 3.000% 09/01/2024	100,000	104,994
City of Hillsboro KS 3.000% 09/01/2027 Callable @ 100 9/1/2026	225,000	239,472
City of Hillsboro KS 3.000% 09/01/2028 Callable @ 100 9/1/2026	230,000	240,207
City of Hillsboro KS 3.000% 09/01/2029 Callable @ 100 9/1/2026	240,000	249,202
Johnson & Miami Counties Unified School District No. 230 Spring Hills 5.000% 09/01/2037 Callable @ 100 9/1/2027	500,000	650,820
Johnson & Miami Counties Unified School District No. 230 Spring Hills 5.000% 09/01/2039 Callable @ 100 9/1/2027	2,000,000	2,603,280
#County of Johnson KS 2.000% 09/01/2034 Callable @ 100 9/1/2029	500,000	517,945
Johnson County Unified School District No. 231 Gardner Edgerton 5.000% 10/01/2025 Callable @ 100 10/1/2023	250,000	289,235
City of Junction City KS 5.000% 09/01/2025 Callable @ 100 8/14/2020	5,000	5,011
Leavenworth County Unified School District No. 453 4.000% 09/01/2037 Callable @ 100 9/1/2026	650,000	744,809
Leavenworth County Unified School District No. 464 4.000% 09/01/2031 Callable @ 100 9/1/2027	500,000	586,220
County of Linn KS 3.000% 07/01/2036 Callable @ 100 7/1/2029	1,100,000	1,215,269
Lyon County Unified School District No. 253 Emporia 4.000% 09/01/2039 Callable @ 100 9/1/2027	750,000	865,545
Lyon County Unified School District No. 253 Emporia 4.000% 09/01/2048 Callable @ 100 9/1/2027	1,000,000	1,107,010
Miami County Unified School District No. 368 Paola 5.000% 09/01/2027 Callable @ 100 9/1/2021	10,000	10,551
Neosho County Unified School District No. 413 4.000% 09/01/2031 Callable @ 100 9/1/2023	250,000	272,183
Rice County Unified School District No. 444 4.000% 09/01/2031 Callable @ 100 9/1/2027	710,000	859,249
Riley County Unified School District No. 378 Riley 4.000% 09/01/2028 Callable @ 100 9/1/2027	680,000	826,105
Riley County Unified School District No. 383 Manhattan Ogden 4.000% 09/01/2039 Callable @ 100 9/1/2027	1,000,000	1,160,580
County of Scott KS 5.000% 04/01/2032 Callable @ 100 4/1/2026	500,000	610,725
Sedgwick County Unified School District No. 261 Haysville 5.000% 11/01/2021 Callable @ 100 9/10/2020	5,000	5,017
Sedgwick County Unified School District No. 262 Valley Center 5.000% 09/01/2035 Callable @ 100 9/1/2024	405,000	468,362
County of Seward KS 5.000% 08/01/2034 Callable @ 100 9/10/2020	240,000	240,000
Seward County Unified School District No. 480 Liberal 5.000% 09/01/2034 Callable @ 100 9/1/2022	500,000	552,320
Seward County Unified School District No. 480 Liberal 5.000% 09/01/2033 Callable @ 100 9/1/2022	85,000	93,443
City of South Hutchinson KS 4.000% 10/01/2038 Callable @ 100 10/1/2025	355,000	383,901
County of Thomas KS 3.000% 12/01/2047 Callable @ 100 12/1/2029	1,000,000	1,079,130
City of Topeka KS 3.000% 08/15/2020	500,000	500,510
City of Topeka KS 3.000% 08/15/2021	1,000,000	1,028,180
City of Topeka KS 3.000% 08/15/2022	500,000	527,725
City of Wichita KS 4.500% 09/01/2022 Callable @ 100 9/10/2020	150,000	150,338
City of Wichita KS 4.750% 09/01/2027 Callable @ 100 9/10/2020	180,000	180,378
Wyandotte County Kansas City Unified Government 2.250% 08/01/2038 Callable @ 100 8/1/2028	1,000,000	1,041,730
Wyandotte County Kansas City Unified Government 2.375% 08/01/2040 Callable @ 100 8/1/2028	1,000,000	1,039,620
Wyandotte County Unified School District No. 500 Kansas City 5.000% 09/01/2026	1,000,000	1,259,760
		26,642,592
Health Care (15.8%)
Ashland Public Building Commission 5.000% 09/01/2030 Callable @ 100 9/1/2023	1,020,000	1,101,600
Ashland Public Building Commission 5.000% 09/01/2035 Callable @ 100 9/1/2023	500,000	532,825
Ashland Public Building Commission 5.000% 09/01/2032 Callable @ 100 9/1/2024	550,000	603,735
Kansas Development Finance Authority 4.125% 11/15/2027 Callable @ 100 11/15/2022	100,000	107,993
City of Lawrence KS 5.000% 07/01/2043 Callable @ 100 7/1/2028	1,500,000	1,802,685
City of Manhattan KS 5.000% 11/15/2023 Callable @ 100 11/15/2022	250,000	277,065
City of Manhattan KS 5.000% 11/15/2024 Callable @ 100 11/15/2022	250,000	276,883
City of Manhattan KS 5.000% 11/15/2029 Callable @ 100 11/15/2022	500,000	547,815
City of Olathe KS 4.000% 09/01/2028 Callable @ 100 9/1/2021	250,000	258,843
City of Olathe KS 4.000% 09/01/2030 Callable @ 100 9/1/2021	295,000	304,752
University of Kansas Hospital Authority 4.000% 09/01/2040 Callable @ 100 9/1/2025	500,000	540,715
University of Kansas Hospital Authority 5.000% 09/01/2035 Callable @ 100 9/1/2025	500,000	587,925
University of Kansas Hospital Authority 4.000% 09/01/2048 Callable @ 100 3/1/2029	1,000,000	1,140,840
University of Kansas Hospital Authority 5.000% 09/01/2048 Callable @ 100 3/1/2029	2,000,000	2,495,900
University of Kansas Hospital Authority 3.000% 03/01/2041 Callable @ 100 3/1/2030	500,000	512,440
		11,092,016
Other Revenue (8.6%)
Dickson County Public Building Commission 4.000% 08/01/2038 Callable @ 100 8/1/2028	750,000	882,803
Johnson County Public Building Commission 4.000% 09/01/2022	405,000	436,970
Kansas Development Finance Authority 4.125% 05/01/2031 Callable @ 100 8/31/2020	500,000	504,490
Kansas Development Finance Authority 3.000% 11/01/2033 Callable @ 100 11/1/2027	1,000,000	1,085,980
City of Manhattan KS 5.000% 12/01/2026 Callable @ 100 9/10/2020	355,000	356,463
City of Manhattan KS 4.500% 12/01/2025 Callable @ 100 12/1/2020	500,000	507,040
*City of Manhattan KS 5.000% 12/01/2032 Callable @ 100 12/1/2020	1,000,000	1,014,970
Washington County Public Building Commission 4.000% 09/01/2028 Callable @ 100 9/1/2022	100,000	107,210
City of Wichita KS 4.000% 09/01/2038 Callable @ 100 9/1/2027	1,000,000	1,108,210
		6,004,136
Pre-Refunded (16.3%)
Bourbon County Unified School District No. 234 Fort Scott 5.000% 09/01/2029 Callable @ 100 9/1/2024	250,000	297,143
Bourbon County Unified School District No. 234 Fort Scott 5.000% 09/01/2030 Callable @ 100 9/1/2024	250,000	297,143
Bourbon County Unified School District No. 234 Fort Scott 5.000% 09/01/2031 Callable @ 100 9/1/2024	500,000	594,285
*Franklin County Unified School District No. 290 Ottawa 5.000% 09/01/2040 Callable @ 100 9/1/2025	3,000,000	3,683,760
Jackson County Unified School District No. 336 Holton 5.000% 09/01/2029 Callable @ 100 9/1/2022	135,000	148,880
Jackson County Unified School District No. 336 Holton 5.000% 09/01/2034 Callable @ 100 9/1/2022	140,000	154,395
Jackson County Unified School District No. 336 Holton 5.000% 09/01/2029 Callable @ 100 9/1/2022	115,000	126,799
Jackson County Unified School District No. 336 Holton 5.000% 09/01/2034 Callable @ 100 9/1/2022	110,000	121,286
Kansas Power Pool 4.500% 12/01/2028 Callable @ 100 12/1/2020	500,000	506,580
Kansas Power Pool 5.000% 12/01/2031 Callable @ 100 12/1/2020	750,000	761,910
Leavenworth County Unified School District No. 458 5.000% 09/01/2029 Callable @ 100 9/1/2023	500,000	573,690
Leavenworth County Unified School District No. 469 4.000% 09/01/2030 Callable @ 100 9/1/2022	320,000	344,218
Miami County Unified School District No. 368 Paola 5.000% 09/01/2027 Callable @ 100 9/1/2021	135,000	142,143
Miami County Unified School District No. 368 Paola 5.000% 09/01/2027 Callable @ 100 9/1/2021	105,000	110,567
City of Olathe KS 4.000% 09/01/2030 Callable @ 100 9/1/2021	150,000	156,012
County of Seward KS 5.000% 08/01/2034	260,000	260,000
Seward County Unified School District No. 480 Liberal 4.250% 09/01/2039 Callable @ 100 9/1/2022	500,000	539,345
Seward County Unified School District No. 480 Liberal 5.000% 09/01/2033 Callable @ 100 9/1/2022	85,000	93,364
Seward County Unified School District No. 480 Liberal 5.000% 09/01/2033 Callable @ 100 9/1/2022	330,000	362,544
Washington County Public Building Commission 5.000% 09/01/2032 Callable @ 100 9/1/2022	500,000	550,965
Washington County Public Building Commission 5.000% 09/01/2037 Callable @ 100 9/1/2022	400,000	439,888
Washington County Public Building Commission 4.000% 09/01/2028 Callable @ 100 9/1/2022	500,000	539,910
City of Wichita KS 5.000% 11/15/2029 Callable @ 100 11/15/2021	300,000	317,898
Wyandotte County Unified School District No. 202 Turner 5.000% 09/01/2025 Callable @ 100 9/1/2023	250,000	286,345
		11,409,070
Transportation (1.3%)
State of Kansas Department of Transportation 5.000% 09/01/2033 Callable @ 100 9/1/2025	500,000	600,685
State of Kansas Department of Transportation 5.000% 09/01/2035 Callable @ 100 9/1/2025	250,000	300,770
		901,455
Utilities (12.0%)
*Kansas Municipal Energy Agency 5.750% 07/01/2038 Callable @ 100 7/1/2023	1,000,000	1,129,190
Kansas Municipal Energy Agency 5.000% 04/01/2030 Callable @ 100 4/1/2026	250,000	302,598
Kansas Municipal Energy Agency 5.000% 04/01/2032 Callable @ 100 4/1/2026	500,000	599,120
Kansas Municipal Energy Agency 5.000% 04/01/2033 Callable @ 100 4/1/2026	745,000	892,234
Kansas Municipal Energy Agency 5.000% 04/01/2038 Callable @ 100 4/1/2026	1,000,000	1,175,360
Kansas Municipal Energy Agency 5.000% 04/01/2035 Callable @ 100 4/1/2026	300,000	355,395
Kansas Power Pool 4.000% 12/01/2031 Callable @ 100 12/1/2025	500,000	559,915
City of Topeka KS Combined Utility Revenue 4.000% 08/01/2023	500,000	555,685
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2036 Callable @ 100 9/1/2021	250,000	261,240
*Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2032 Callable @ 100 9/1/2022	1,250,000	1,361,000
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035 Callable @ 100 9/1/2025	500,000	588,460
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028 Callable @ 100 9/1/2026	500,000	623,570
		8,403,767

TOTAL MUNICIPAL BONDS (COST: $61,926,962)		$66,776,251

OTHER ASSETS LESS LIABILITIES (4.7%)		$3,289,662

NET ASSETS (100.0%)		$70,065,913

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
#When-issued purchase as of July 31, 2020.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2020

General Obligation	23.5%
Health Care	16.5%
Cash Equivalents and Other	13.5%
Housing	12.9%
Pre-Refunded	10.8%
Education	9.4%
Utilities	5.6%
Transportation	3.9%
Other Revenue	3.9%

100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS July 31, 2020

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (86.5%)

Education (9.4%)
Maine Educational Loan Authority 4.450% 12/01/2025 Callable @ 100 12/1/2020	$100,000	$101,288
Maine Health & Higher Educational Facilities Authority 4.750% 07/01/2031 Callable @ 100 7/1/2021	250,000	259,528
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	940,000	1,114,361
		1,475,177
General Obligation (23.5%)
City of Auburn ME 4.500% 09/01/2022	100,000	109,107
City of Biddeford ME 4.000% 10/01/2026	250,000	304,278
Town of Brunswick ME 2.500% 11/01/2041 Callable @ 100 11/1/2030	500,000	524,120
City of Lewiston ME 2.750% 03/15/2038 Callable @ 100 3/15/2027	100,000	104,914
City of Lewiston ME 2.750% 03/15/2039 Callable @ 100 3/15/2027	250,000	262,923
City of Lewiston ME 2.750% 03/15/2040 Callable @ 100 3/15/2027	250,000	263,720
City of Portland ME 4.250% 05/01/2029 Callable @ 100 9/24/2020	150,000	150,573
City of Portland ME 4.125% 10/01/2029 Callable @ 100 9/24/2020	100,000	100,405
City of Portland ME 5.000% 08/01/2021	125,000	131,678
City of Portland ME 5.000% 08/01/2022 Callable @ 100 8/1/2021	125,000	131,810
Regional School Unit No. 26 3.000% 09/01/2044 Callable @ 100 9/1/2029	475,000	515,845
Town of Scarborough ME 4.000% 11/01/2028 Callable @ 100 11/1/2023	100,000	111,276
Maine School Administrative District No. 51 4.000% 10/15/2029 Callable @ 100 10/15/2024	100,000	114,158
*Maine School Administrative District No. 28 4.000% 05/01/2036 Callable @ 100 5/1/2028	500,000	589,120
City of Waterville ME 4.000% 07/01/2025 Callable @ 100 7/1/2021	135,000	140,239
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	113,254
		3,667,420
Health Care (16.5%)
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031 Callable @ 100 9/24/2020	5,000	5,014
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023 Callable @ 100 9/24/2020	55,000	55,130
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029 Callable @ 100 7/1/2024	1,000,000	1,134,910
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030 Callable @ 100 7/1/2024	500,000	566,265
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031 Callable @ 100 7/1/2024	500,000	564,180
Maine Health & Higher Educational Facilities Authority 3.000% 07/01/2039 Callable @ 100 7/1/2029	250,000	261,645
		2,587,144
Housing (12.9%)
Maine State Housing Authority 4.000% 11/15/2035 Callable @ 100 11/15/2024	435,000	469,013
Maine State Housing Authority 3.000% 11/15/2036 Callable @ 100 11/15/2025	400,000	414,864
*Maine State Housing Authority 4.000% 11/15/2044 Callable @ 100 5/15/2028	500,000	546,730
Maine State Housing Authority 3.350% 11/15/2044 Callable @ 100 5/15/2028	155,000	164,010
Maine State Housing Authority 2.500% 11/15/2045 Callable @ 100 11/15/2028	165,000	167,115
Maine State Housing Authority 5.000% 06/15/2024 Callable @ 100 9/24/2020	250,000	250,685
		2,012,417
Other Revenue (3.9%)
Maine Governmental Facilities Authority 4.000% 10/01/2024 Callable @ 100 10/1/2021	200,000	208,674
Maine Municipal Bond Bank 4.000% 11/01/2038 Callable @ 100 11/1/2022	125,000	132,142
Maine Municipal Bond Bank 5.000% 11/01/2025 Callable @ 100 11/1/2022	125,000	139,454
Maine Municipal Bond Bank 5.000% 11/01/2027 Callable @ 100 11/1/2024	100,000	119,633
Maine Municipal Bond Bank 4.900% 11/01/2024 Callable @ 100 9/24/2020	5,000	5,040
		604,943
Pre-Refunded (10.8%)
Town of Gorham ME 4.000% 10/01/2023 Callable @ 100 10/1/2020	100,000	100,701
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039 Callable @ 100 7/1/2024	750,000	881,453
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034 Callable @ 100 7/1/2024	250,000	296,280
Maine Health & Higher Educational Facilities Authority 4.000% 07/01/2024 Callable @ 100 7/1/2022	270,000	289,626
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	17,174
Regional School Unit No. 1 Lower Kennebec Region School Unit 5.000% 02/01/2026 Callable @ 100 2/1/2021	100,000	102,341
		1,687,575
Transportation (3.9%)
Maine Turnpike Authority 4.000% 07/01/2032 Callable @ 100 7/1/2024	250,000	275,395
City of Portland ME General Airport Revenue 5.000% 07/01/2022	100,000	109,245
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	112,820
City of Portland ME General Airport Revenue 5.000% 07/01/2024 Callable @ 100 7/1/2023	100,000	112,629
		610,089
Utilities (5.6%)
Kennebunk Light & Power District 5.000% 08/01/2022 Callable @ 100 9/24/2020	315,000	315,800
Portland Water District 3.000% 11/01/2039 Callable @ 100 11/1/2029	500,000	558,585
		874,385

TOTAL MUNICIPAL BONDS (COST: $12,703,184)		$13,519,150

OTHER ASSETS LESS LIABILITIES (13.5%)		$2,117,573

NET ASSETS (100.0%)		$15,636,723

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2020

General Obligation	32.9%
Utilities	25.9%
Pre-Refunded	19.6%
Cash Equivalents and Other	8.9%
Health Care	3.6%
Transportation	3.4%
Housing	3.4%
Education	1.4%
Other Revenue	0.9%

100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2020

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (91.1%)

Education (1.4%)
Nebraska Educational Health & Social Services Finance Authority 5.050% 09/01/2030 Callable @ 100 5/18/2021	$250,000	$262,732
Southeast Community College 3.000% 03/15/2045 Callable @ 100 7/2/2025	500,000	506,585
		769,317
General Obligation (32.9%)
Kearney School District 3.000% 12/15/2024	350,000	388,437
Plattsmouth School District 3.000% 12/15/2039 Callable @ 100 8/21/2024	1,000,000	1,038,030
Ponca Public Schools 3.000% 12/15/2026 Callable @ 100 2/26/2025	355,000	391,259
Fremont School District 1.100% 12/15/2020	100,000	100,286
*Omaha School District 5.000% 12/15/2029 Callable @ 100 12/15/2026	1,630,000	2,081,232
Omaha School District 3.000% 12/15/2042 Callable @ 100 1/30/2030	1,000,000	1,095,630
Elkhorn School District 4.000% 12/15/2034 Callable @ 100 12/15/2025	300,000	341,352
Elkhorn School District 4.000% 12/15/2030 Callable @ 100 12/15/2026	500,000	590,130
Elkhorn School District 4.000% 12/15/2034 Callable @ 100 12/15/2028	500,000	603,125
Elkhorn School District 4.000% 12/15/2037 Callable @ 100 12/15/2029	300,000	364,029
Elkhorn School District 5.000% 06/15/2022	475,000	516,871
Douglas County School District No 59/NE 3.500% 06/15/2043 Callable @ 100 3/15/2024	500,000	527,300
Westside Community Schools 5.000% 12/01/2038 Callable @ 100 12/5/2024	235,000	271,028
Westside Community Schools 5.000% 12/01/2039 Callable @ 100 12/5/2024	250,000	287,825
Hall County Airport Authority 5.000% 07/15/2030 Callable @ 100 8/15/2021	410,000	432,739
Hall County Airport Authority 5.000% 07/15/2031 Callable @ 100 8/15/2021	435,000	456,015
County of Kearney NE 4.000% 06/01/2024	350,000	395,689
Knox County School District N0 576 4.000% 12/15/2038 Callable @ 100 11/15/2023	590,000	638,752
Lancaster County School District 001 5.000% 01/15/2023	750,000	838,245
City of Lincoln NE 3.000% 12/01/2039 Callable @ 100 6/1/2029	685,000	751,055
Superior Public Schools 1.450% 12/15/2022	340,000	348,520
City of Omaha NE 4.000% 04/15/2037 Callable @ 100 4/15/2029	500,000	608,685
City of Omaha NE 5.000% 04/15/2027 Callable @ 100 4/15/2026	955,000	1,206,996
City of Omaha NE 5.000% 04/15/2028 Callable @ 100 4/15/2026	500,000	627,885
City of Omaha NE 3.750% 01/15/2038 Callable @ 100 1/15/2027	500,000	559,220
Polk County School District No 19 3.000% 06/15/2039 Callable @ 100 7/30/2024	455,000	475,825
Sarpy County School District No 1 3.500% 12/15/2035 Callable @ 100 9/30/2024	250,000	272,020
City of Sidney NE 4.000% 12/15/2036 Callable @ 100 12/15/2021	1,250,000	1,299,938
		17,508,118
Health Care (3.6%)
Douglas County Hospital Authority No 2 5.000% 05/15/2027 Callable @ 100 5/15/2026	200,000	248,870
Madison County Hospital Authority No 1 5.000% 07/01/2031 Callable @ 100 7/1/2025	500,000	564,310
Madison County Hospital Authority No 1 5.000% 07/01/2032 Callable @ 100 7/1/2025	335,000	376,630
Madison County Hospital Authority No 1 5.000% 07/01/2033 Callable @ 100 7/1/2025	450,000	503,699
Madison County Hospital Authority No 1 5.000% 07/01/2034 Callable @ 100 7/1/2025	215,000	240,737
		1,934,246
Housing (3.4%)
Nebraska Investment Finance Authority 3.850% 03/01/2038 Callable @ 100 9/1/2024	515,000	535,203
Nebraska Investment Finance Authority 3.450% 09/01/2033	170,000	170,231
Nebraska Investment Finance Authority 3.750% 09/01/2038 Callable @ 100 9/1/2027	1,000,000	1,081,050
		1,786,484
Other Revenue (0.9%)
Papillion Municipal Facilities Corp 3.000% 12/15/2034 Callable @ 100 7/30/2024	435,000	460,565

Pre-Refunded (19.6%)
Grand Island Public Schools 5.000% 12/15/2033 Callable @ 100 12/15/2024	500,000	602,665
Grand Island Public Schools 5.000% 12/15/2039 Callable @ 100 12/15/2024	500,000	602,665
Lincoln County Hospital Authority No 1 5.000% 11/01/2023 Callable @ 100 11/1/2021	250,000	264,437
Lincoln County Hospital Authority No 1 5.000% 11/01/2024 Callable @ 100 11/1/2021	250,000	264,437
Lincoln County Hospital Authority No 1 5.000% 11/01/2025 Callable @ 100 11/1/2021	250,000	264,437
Lincoln County Hospital Authority No 1 5.000% 11/01/2032 Callable @ 100 11/1/2021	250,000	264,438
*City of Lincoln NE Electric System Revenue 5.000% 09/01/2037 Callable @ 100 9/1/2022	1,000,000	1,092,470
City of Lincoln NE 5.500% 08/15/2031 Callable @ 100 2/15/2021	500,000	513,880
West Haymarket Joint Public Agency 5.000% 12/15/2042 Callable @ 100 12/15/2021	750,000	799,868
*City of Omaha NE 5.000% 02/01/2027 Callable @ 100 2/1/2022	1,000,000	1,073,900
Gretna Public Schools 5.000% 12/15/2035 Callable @ 100 12/15/2025	250,000	312,608
Scotts Bluff County School District No 32 5.000% 12/01/2031 Callable @ 100 12/1/2025	250,000	303,883
University of Nebraska 5.000% 07/01/2035 Callable @ 100 7/1/2025	1,500,000	1,817,235
University of Nebraska 5.000% 05/15/2035 Callable @ 100 5/15/2025	500,000	609,315
University of Nebraska 5.000% 05/15/2033 Callable @ 100 11/15/2025	250,000	309,395
University of Nebraska 5.000% 07/01/2042 Callable @ 100 1/1/2022	1,000,000	1,062,730
University of Nebraska 5.000% 07/01/2038 Callable @ 100 7/1/2022	250,000	272,345
		10,430,708
Transportation (3.4%)
Omaha Airport Authority 5.000% 12/15/2027 Callable @ 100 12/15/2026	500,000	614,365
Omaha Airport Authority 5.000% 12/15/2036 Callable @ 100 12/15/2026	1,000,000	1,199,230
		1,813,595
Utilities (25.9%)
*Central Plains Energy Project 5.000% 09/01/2027 Callable @ 100 9/1/2022	2,000,000	2,139,240
Central Plains Energy Project 5.250% 09/01/2037 Callable @ 100 9/1/2022	500,000	541,660
Central Plains Energy Project 5.000% 09/01/2042 Callable @ 100 9/1/2022	500,000	535,560
City of Columbus NE Combined Revenue 4.000% 12/15/2032 Callable @ 100 12/15/2026	100,000	116,984
#City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2033 Callable @ 100 6/15/2030	300,000	370,863
#City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2034 Callable @ 100 6/15/2030	300,000	368,772
#City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2035 Callable @ 100 6/15/2030	300,000	366,960
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026 Callable @ 100 9/17/2023	250,000	289,123
City of Hastings NE Combined Utility Revenue 4.000% 10/15/2032 Callable @ 100 10/15/2022	500,000	534,305
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025 Callable @ 100 8/1/2023	275,000	308,704
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027 Callable @ 100 8/1/2023	400,000	445,948
Metropolitan Utilities District of Omaha 4.000% 12/15/2026 Callable @ 100 12/15/2022	250,000	272,588
Municipal Energy Agency of Nebraska 5.000% 04/01/2030 Callable @ 100 4/1/2022	500,000	539,125
Municipal Energy Agency of Nebraska 5.000% 04/01/2032 Callable @ 100 4/1/2022	100,000	107,412
Nebraska Public Power District 5.000% 01/01/2041 Callable @ 100 1/1/2026	250,000	297,265
*Nebraska Public Power District 5.000% 01/01/2036 Callable @ 100 1/1/2026	2,355,000	2,809,727
Nebraska Public Power District 5.000% 01/01/2030 Callable @ 100 1/1/2022	500,000	534,840
City of Omaha NE Sewer Revenue 5.000% 11/15/2029 Callable @ 100 11/15/2024	250,000	295,650
City of Omaha NE Sewer Revenue 5.000% 11/15/2030 Callable @ 100 11/15/2024	250,000	295,450
City of Omaha NE Sewer Revenue 5.000% 11/15/2031 Callable @ 100 11/15/2024	500,000	591,765
City of Omaha NE Sewer Revenue 4.000% 04/01/2035 Callable @ 100 4/1/2026	250,000	285,433
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032 Callable @ 100 2/1/2025	250,000	296,010
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031 Callable @ 100 2/1/2026	445,000	545,365
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032 Callable @ 100 2/1/2026	400,000	460,004
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035 Callable @ 100 2/1/2026	365,000	415,998
		13,764,751

TOTAL MUNICIPAL BONDS (COST: $45,343,881)		$48,467,784

OTHER ASSETS LESS LIABILITIES (8.9%)		$4,749,351

NET ASSETS (100.0%)		$53,217,135

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
#When-issued purchase as of July 31, 2020.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2020

Other Revenue	27.4%
Utilities	24.4%
Cash Equivalents and Other	11.6%
Transportation	10.8%
Education	10.3%
Health Care	6.5%
General Obligation	6.4%
Housing	1.6%
Pre-Refunded	1.0%

100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2020

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (88.5%)

Education (10.3%)
Oklahoma Agricultural & Mechanical Colleges 4.400% 08/01/2039	$630,000	$630,000
Oklahoma Development Finance Authority 5.000% 06/01/2039 Callable @ 100 6/1/2024	500,000	566,475
Oklahoma Development Finance Authority 5.000% 06/01/2029 Callable @ 100 6/1/2024	250,000	293,718
Oklahoma Development Finance Authority 5.000% 06/01/2034 Callable @ 100 6/1/2024	500,000	578,260
Oklahoma Development Finance Authority 5.000% 06/01/2039 Callable @ 100 6/1/2024	500,000	573,735
Oklahoma Development Finance Authority 4.000% 08/01/2030 Callable @ 100 8/1/2024	280,000	313,790
Oklahoma Development Finance Authority 4.000% 08/01/2031 Callable @ 100 8/1/2024	290,000	323,544
Oklahoma Development Finance Authority 4.000% 08/01/2032 Callable @ 100 8/1/2024	305,000	339,517
Oklahoma Development Finance Authority 4.000% 08/01/2033 Callable @ 100 8/1/2024	315,000	349,083
Oklahoma State University 5.000% 08/01/2032 Callable @ 100 8/1/2028	250,000	323,355
Oklahoma State University 4.000% 09/01/2036 Callable @ 100 9/1/2030	370,000	454,534
University of Oklahoma/The 5.000% 07/01/2037 Callable @ 100 7/1/2021	290,000	303,189
University of Oklahoma/The 5.000% 07/01/2036 Callable @ 100 7/1/2025	500,000	579,890
University of Oklahoma/The 4.000% 07/01/2040 Callable @ 100 7/1/2025	650,000	698,048
University of Oklahoma/The 5.000% 07/01/2038 Callable @ 100 7/1/2025	500,000	578,355
		6,905,493
General Obligation (6.4%)
City of Bartlesville OK 2.000% 12/01/2028	195,000	212,288
City of Broken Arrow OK 4.000% 12/01/2037 Callable @ 100 12/1/2028	605,000	704,328
City of Broken Arrow OK 4.000% 12/01/2038 Callable @ 100 12/1/2028	610,000	708,619
City of Broken Arrow OK 2.000% 12/01/2021	500,000	510,695
City of Broken Arrow OK 4.125% 08/01/2031 Callable @ 100 8/1/2021	180,000	186,334
City of Broken Arrow OK 3.125% 12/01/2035 Callable @ 100 12/1/2026	575,000	628,935
City of Lawton OK 2.000% 12/01/2022	500,000	518,480
City of Midwest City OK 3.000% 06/01/2041 Callable @ 100 6/1/2029	500,000	538,885
City of Perkins OK 3.000% 06/01/2033	125,000	143,789
City of Perkins OK 3.000% 06/01/2034	115,000	131,652
		4,284,005
Health Care (6.5%)
Norman Regional Hospital Authority 3.250% 09/01/2039 Callable @ 100 9/1/2029	895,000	903,878
Norman Regional Hospital Authority 5.000% 09/01/2045 Callable @ 100 9/1/2029	200,000	232,600
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	407,862
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100 8/15/2025	250,000	288,190
Oklahoma Development Finance Authority 4.000% 08/15/2038 Callable @ 100 8/15/2025	250,000	266,645
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100 8/15/2028	345,000	411,751
Oklahoma Development Finance Authority 5.000% 08/15/2033 Callable @ 100 8/15/2028	175,000	204,001
Oklahoma Development Finance Authority 4.000% 08/15/2048 Callable @ 100 8/15/2028	825,000	901,379
Oklahoma Development Finance Authority 5.000% 07/01/2035 Callable @ 100 7/1/2025	250,000	251,005
Tulsa County Industrial Authority 3.000% 02/01/2037 Callable @ 100 2/1/2029	500,000	533,455
		4,400,766
Housing (1.6%)
Oklahoma Housing Finance Agency 3.000% 09/01/2039 Callable @ 100 3/1/2028	1,000,000	1,045,760

Other Revenue (27.5%)
Bryan County School Finance Authority 4.000% 12/01/2028	385,000	474,577
Bryan County School Finance Authority 4.000% 12/01/2029	415,000	520,206
Bryan County School Finance Authority 4.000% 12/01/2030 Callable @ 100 12/1/2029	435,000	540,926
Caddo County Governmental Building Authority 5.000% 09/01/2040 Callable @ 100 9/1/2028	1,010,000	1,130,664
Elk City Industrial Authority 3.000% 05/01/2034 Callable @ 100 5/1/2029	1,050,000	1,152,449
Elk City Industrial Authority 3.000% 05/01/2039 Callable @ 100 5/1/2029	425,000	453,050
Garvin County Educational Facilities Authority 4.000% 09/01/2031	665,000	836,397
Goldsby Public Works Authority 3.000% 08/01/2021	165,000	167,727
Grady County School Finance Authority 5.000% 09/01/2032 Callable @ 100 9/1/2028	370,000	471,506
Kingfisher County Educational Facilities Authority 3.000% 03/01/2033 Callable @ 100 3/1/2029	250,000	277,145
Leflore County Public Facility Authority 3.000% 12/01/2032 Callable @ 100 12/1/2029	500,000	548,460
Muskogee Industrial Trust 5.000% 09/01/2026	400,000	490,196
City of Oklahoma City OK 5.000% 03/01/2032 Callable @ 100 10/19/2020	250,000	250,503
City of Oklahoma City OK 5.000% 03/01/2034 Callable @ 100 10/19/2020	500,000	500,965
City of Oklahoma City OK 5.000% 03/01/2033 Callable @ 100 10/19/2020	250,000	250,493
Oklahoma City Public Property Authority 5.000% 10/01/2027 Callable @ 100 10/1/2025	350,000	421,785
Oklahoma City Public Property Authority 5.000% 10/01/2028 Callable @ 100 10/1/2025	400,000	479,432
Oklahoma City Public Property Authority 5.000% 10/01/2029 Callable @ 100 10/1/2025	625,000	745,925
Oklahoma City Public Property Authority 5.000% 10/01/2036 Callable @ 100 10/1/2025	230,000	269,017
Oklahoma City Public Property Authority 5.000% 10/01/2039 Callable @ 100 10/1/2025	835,000	967,732
Oklahoma Development Finance Authority 4.000% 06/01/2038 Callable @ 100 6/1/2029	725,000	853,840
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100 6/1/2030	140,000	168,384
Oklahoma Development Finance Authority 4.000% 06/01/2033 Callable @ 100 6/1/2030	145,000	172,450
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100 6/1/2030	150,000	177,512
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100 6/1/2030	155,000	182,694
Oklahoma Development Finance Authority 4.000% 06/01/2040 Callable @ 100 6/1/2030	250,000	290,708
Oklahoma Capitol Improvement Authority 5.000% 07/01/2035 Callable @ 100 7/1/2029	530,000	693,282
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100 7/1/2029	500,000	583,140
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043 Callable @ 100 7/1/2026	500,000	552,370
Okmulgee County Governmental Building Authority 4.250% 12/01/2035 Callable @ 100 12/1/2023	500,000	543,795
Ottawa County Educational Facilities Authority 4.000% 09/01/2022	990,000	1,061,112
Sand Springs Municipal Authority 4.250% 01/01/2035 Callable @ 100 1/1/2023	250,000	268,670
Sand Springs Municipal Authority 4.000% 01/01/2036 Callable @ 100 1/1/2023	500,000	533,655
Tahlequah Public Facilities Authority 4.000% 04/01/2023	550,000	601,436
Tulsa Public Facilities Authority 3.000% 06/01/2031 Callable @ 100 6/1/2025	200,000	216,770
Wagoner County School Development Authority 4.000% 09/01/2027	500,000	599,795
		18,448,768
Pre-Refunded (1.0%)
Oklahoma Development Finance Authority 5.000% 02/15/2042 Callable @ 100 2/15/2022	250,000	268,185
Oklahoma Turnpike Authority 5.000% 01/01/2030 Callable @ 100 1/1/2021	250,000	255,187
Oklahoma Water Resources Board 4.000% 04/01/2025 Callable @ 100 4/1/2022	150,000	159,914
		683,286
Transportation (10.8%)
Oklahoma Capitol Improvement Authority 4.000% 10/01/2024 Callable @ 100 10/1/2021	800,000	838,848
Oklahoma Capitol Improvement Authority 4.000% 10/01/2025 Callable @ 100 10/1/2021	1,000,000	1,047,870
Oklahoma Turnpike Authority 5.000% 01/01/2028 Callable @ 100 1/1/2021	250,000	252,068
Oklahoma Turnpike Authority 4.000% 01/01/2042 Callable @ 100 1/1/2027	1,000,000	1,135,820
Oklahoma Turnpike Authority 4.000% 01/01/2038 Callable @ 100 1/1/2027	100,000	113,685
Tulsa Airports Improvement Trust 5.000% 06/01/2023 Callable @ 100 6/1/2021	420,000	434,259
Tulsa Airports Improvement Trust 5.000% 06/01/2024 Callable @ 100 6/1/2021	230,000	237,636
Tulsa Airports Improvement Trust 5.250% 06/01/2025 Callable @ 100 6/1/2021	245,000	253,585
Tulsa Airports Improvement Trust 5.250% 06/01/2026 Callable @ 100 6/1/2021	360,000	372,384
Tulsa Airports Improvement Trust 4.000% 06/01/2035 Callable @ 100 6/1/2028	1,355,000	1,522,302
Tulsa Airports Improvement Trust 4.000% 06/01/2036 Callable @ 100 6/1/2028	145,000	162,757
Tulsa Airports Improvement Trust 5.000% 06/01/2027	300,000	373,452
Tulsa Parking Authority 4.000% 07/01/2025 Callable @ 100 7/1/2021	500,000	516,950
		7,261,616
Utilities (24.4%)
Clinton Public Works Authority 4.000% 12/01/2034 Callable @ 100 12/1/2024	750,000	824,385
Clinton Public Works Authority 4.000% 12/01/2039 Callable @ 100 12/1/2024	500,000	548,200
Coweta Public Works Authority 4.000% 08/01/2032 Callable @ 100 8/1/2026	1,000,000	1,136,770
Edmond Public Works Authority 5.000% 07/01/2032 Callable @ 100 7/1/2027	500,000	634,725
Glenpool Utility Services Authority 5.100% 12/01/2035 Callable @ 100 12/1/2020	250,000	253,600
Miami Special Utility Authority 4.000% 12/01/2036 Callable @ 100 12/1/2026	500,000	557,305
*Midwest City Municipal Authority 5.000% 03/01/2025 Callable @ 100 3/1/2021	2,000,000	2,059,460
Oklahoma City Water Utilities Trust 5.000% 07/01/2031 Callable @ 100 7/1/2021	250,000	261,350
Oklahoma City Water Utilities Trust 5.000% 07/01/2034 Callable @ 100 7/1/2025	100,000	119,483
Oklahoma City Water Utilities Trust 4.000% 07/01/2039 Callable @ 100 7/1/2025	175,000	195,248
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	370,000	430,465
Oklahoma Water Resources Board 5.000% 04/01/2032 Callable @ 100 4/1/2022	140,000	150,914
Oklahoma Water Resources Board 5.000% 10/01/2029 Callable @ 100 10/1/2024	250,000	294,610
Oklahoma Water Resources Board 5.000% 10/01/2033 Callable @ 100 10/1/2024	500,000	586,815
Oklahoma Water Resources Board 4.000% 10/01/2038 Callable @ 100 10/1/2028	325,000	386,490
Oklahoma Water Resources Board 4.000% 10/01/2043 Callable @ 100 10/1/2028	830,000	983,658
Oklahoma Water Resources Board 4.000% 10/01/2048 Callable @ 100 10/1/2028	1,460,000	1,716,026
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100 10/1/2030	955,000	1,150,202
Sapulpa Municipal Authority 5.000% 04/01/2028 Callable @ 100 4/1/2023	750,000	837,585
*Washington County Rural Water District No 3 3.000% 09/15/2041 Callable @ 100 3/1/2028	3,000,000	3,236,700
		16,363,991

TOTAL MUNICIPAL BONDS (COST: $55,887,970)		$59,393,685

OTHER ASSETS LESS LIABILITIES (11.5%)		$7,726,978

NET ASSETS (100.0%)		$67,120,663

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA

PORTFOLIO MARKET SECTORS July 31, 2020

General Obligation	44.0%
Health Care	13.1%
Cash Equivalents and Other	11.6%
Other Revenue	8.9%
Housing	7.6%
Pre-Refunded	6.9%
Utilities	4.5%
Transportation	1.8%
Education	1.6%

100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2020

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (88.4%)

Education (1.6%)
Montana State Board of Regents 4.000% 11/15/2025 Callable @ 100 11/15/2022	$500,000	$545,355
Montana State Board of Regents 5.000% 11/15/2025 Callable @ 100 11/15/2023	500,000	579,080
Montana State Board of Regents 5.000% 11/15/2030 Callable @ 100 11/15/2023	240,000	270,228
		1,394,663
General Obligation (44.0%)
City of Bozeman MT 4.000% 07/01/2028 Callable @ 100 1/1/2024	540,000	609,190
City of Bozeman MT 4.000% 07/01/2034 Callable @ 100 7/1/2029	500,000	606,935
City & County of Butte Silver Bow MT 4.000% 07/01/2030 Callable @ 100 7/1/2026	225,000	263,916
City & County of Butte Silver Bow MT 4.000% 07/01/2032 Callable @ 100 7/1/2026	240,000	279,559
City & County of Butte Silver Bow MT 4.500% 07/01/2034 Callable @ 100 7/1/2026	850,000	1,013,166
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031 Callable @ 100 7/1/2027	700,000	837,662
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039 Callable @ 100 7/1/2028	455,000	584,570
Flathead County School District No 6 Columbia Falls 4.000% 07/01/2039 Callable @ 100 7/1/2030	1,000,000	1,204,420
City of Fort Benton MT 3.000% 07/01/2035 Callable @ 100 7/1/2030	715,000	778,620
City of Fort Benton MT 3.000% 07/01/2040 Callable @ 100 7/1/2030	770,000	820,589
#Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2037 Callable @ 100 7/1/2030	605,000	732,249
Gallatin County High School District No 7 Bozeman 3.000% 12/01/2034 Callable @ 100 6/1/2027	500,000	547,845
Gallatin County High School District No 7 Bozeman 3.000% 06/01/2035 Callable @ 100 6/1/2027	300,000	326,469
Gallatin County School District No 72 Ophir 3.500% 07/01/2023 Callable @ 100 1/1/2021	555,000	564,268
Gallatin County School District No 72 Ophir 3.750% 07/01/2024 Callable @ 100 1/1/2021	645,000	655,945
Gallatin County School District No 72 Ophir 4.000% 07/01/2025 Callable @ 100 1/1/2021	420,000	427,493
Gallatin County School District No 72 Ophir 4.000% 07/01/2034 Callable @ 100 7/1/2030	310,000	380,943
Gallatin County School District No 72 Ophir 4.000% 07/01/2035 Callable @ 100 7/1/2030	270,000	330,188
Gallatin County School District No 72 Ophir 4.000% 07/01/2037 Callable @ 100 7/1/2030	800,000	973,152
Gallatin County School District No 7 Bozeman 4.000% 12/01/2032 Callable @ 100 6/1/2026	610,000	706,800
Gallatin County School District No 7 Bozeman 4.000% 12/01/2033 Callable @ 100 6/1/2026	260,000	299,676
Gallatin County School District No 27 Monforton 4.250% 06/15/2026 Callable @ 100 6/15/2023	415,000	461,749
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028 Callable @ 100 6/15/2021	575,000	592,808
Gallatin County School District No 44 Belgrade 4.000% 06/01/2031 Callable @ 100 6/1/2029	265,000	327,256
Gallatin County School District No 3 Manhattan 4.000% 07/01/2034 Callable @ 100 7/1/2026	465,000	535,792
Missoula High School District No 1 4.000% 07/01/2032 Callable @ 100 7/1/2026	275,000	321,530
Hellgate School District No 4 5.000% 06/15/2028 Callable @ 100 6/15/2027	500,000	646,335
Hellgate School District No 4 5.000% 06/15/2029 Callable @ 100 6/15/2027	500,000	642,410
Hellgate School District No 4 5.000% 06/15/2030 Callable @ 100 6/15/2027	500,000	638,655
Desmet School District No 20 3.000% 07/01/2040 Callable @ 100 7/1/2030	320,000	355,136
City of Missoula MT 4.000% 07/01/2031 Callable @ 100 7/1/2025	250,000	288,568
*Missoula County Elementary School District No 1 4.000% 07/01/2032 Callable @ 100 7/1/2026	500,000	580,235
Missoula County Elementary School District No 1 4.000% 07/01/2033 Callable @ 100 7/1/2026	750,000	870,930
State of Montana 4.000% 08/01/2023	385,000	431,816
State of Montana 4.000% 08/01/2026 Callable @ 100 8/1/2024	855,000	984,370
State of Montana 4.000% 08/01/2027 Callable @ 100 8/1/2024	480,000	549,941
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2037 Callable @ 100 7/1/2029	250,000	296,530
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2038 Callable @ 100 7/1/2029	965,000	1,142,927
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2039 Callable @ 100 7/1/2029	355,000	418,875
County of Ravalli MT 4.250% 07/01/2030 Callable @ 100 7/1/2024	755,000	851,406
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038 Callable @ 100 7/1/2029	250,000	298,143
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039 Callable @ 100 7/1/2029	250,000	297,023
Silver Bow County School District No 1 4.000% 07/01/2038 Callable @ 100 7/1/2029	1,960,000	2,321,385
Stillwater County Elementary School District No 6 Columbus 5.000% 07/01/2039 Callable @ 100 7/1/2029	300,000	388,311
Stillwater County High School District No 6 Columbus 4.000% 07/01/2037 Callable @ 100 7/1/2029	530,000	646,240
Stillwater County High School District No 6 Columbus 4.000% 07/01/2039 Callable @ 100 7/1/2029	275,000	332,789
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031 Callable @ 100 7/1/2023	450,000	499,145
Yellowstone County High School District No 7 Laurel 3.000% 07/01/2025	225,000	249,696
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	596,700
Yellowstone County School District No 2 Billings 5.000% 06/15/2026 Callable @ 100 6/15/2024	515,000	608,658
Yellowstone County School District No 2 Billings 5.000% 06/15/2027 Callable @ 100 6/15/2024	1,000,000	1,178,420
Yellowstone County School District No 2 Billings 5.000% 06/15/2031 Callable @ 100 6/15/2025	350,000	421,754
Yellowstone County School District No 2 Billings 5.000% 06/15/2032 Callable @ 100 6/15/2025	435,000	522,592
Yellowstone County School District No 2 Billings 3.000% 06/15/2032 Callable @ 100 12/15/2027	630,000	705,052
Yellowstone County School District No 2 Billings 3.000% 06/15/2034 Callable @ 100 12/15/2027	315,000	347,540
Yellowstone County School District No 2 Billings 3.000% 06/15/2035 Callable @ 100 12/15/2027	430,000	468,808
Yellowstone County School District No 8 Elder Grove 4.000% 07/01/2037 Callable @ 100 7/1/2028	875,000	1,025,054
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2037 Callable @ 100 7/1/2028	1,000,000	1,273,380
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038 Callable @ 100 7/1/2028	1,500,000	1,879,470
		37,941,084
Health Care (13.1%)
Montana Facility Finance Authority 4.500% 07/01/2023 Callable @ 100 1/1/2021	1,025,000	1,040,282
*Montana Facility Finance Authority 4.650% 07/01/2024 Callable @ 100 1/1/2021	1,365,000	1,385,911
Montana Facility Finance Authority 4.750% 07/01/2025 Callable @ 100 1/1/2021	380,000	385,871
Montana Facility Finance Authority 5.000% 07/01/2032 Callable @ 100 7/1/2028	1,000,000	1,195,890
Montana Facility Finance Authority 5.000% 07/01/2033 Callable @ 100 7/1/2028	1,000,000	1,185,540
Montana Facility Finance Authority 5.000% 08/15/2048 Callable @ 100 8/15/2028	500,000	618,385
Montana Facility Finance Authority 4.000% 01/01/2038 Callable @ 100 1/1/2030	1,000,000	1,157,230
Montana Facility Finance Authority 5.000% 06/01/2028 Callable @ 100 12/1/2024	1,015,000	1,168,235
Montana Facility Finance Authority 5.000% 06/01/2029 Callable @ 100 6/1/2025	915,000	1,063,358
Montana Facility Finance Authority 5.000% 06/01/2035 Callable @ 100 6/1/2028	425,000	508,207
Montana Facility Finance Authority 5.000% 06/01/2036 Callable @ 100 6/1/2028	700,000	834,008
County of Yellowstone MT 4.000% 10/01/2029 Callable @ 100 10/1/2024	710,000	808,442
		11,351,359
Housing (7.6%)
Montana Board of Housing 3.000% 12/01/2023 Callable @ 100 12/1/2022	75,000	77,026
Montana Board of Housing 3.150% 06/01/2024 Callable @ 100 12/1/2022	285,000	295,231
Montana Board of Housing 3.150% 12/01/2024 Callable @ 100 12/1/2022	100,000	103,442
Montana Board of Housing 3.350% 06/01/2025 Callable @ 100 12/1/2022	130,000	134,612
Montana Board of Housing 3.875% 12/01/2023 Callable @ 100 6/1/2023	155,000	163,528
Montana Board of Housing 4.050% 06/01/2024 Callable @ 100 6/1/2023	135,000	145,346
Montana Board of Housing 4.050% 12/01/2024 Callable @ 100 6/1/2023	390,000	414,796
Montana Board of Housing 4.650% 12/01/2028 Callable @ 100 6/1/2023	215,000	229,341
Montana Board of Housing 3.100% 06/01/2021	295,000	299,089
Montana Board of Housing 3.400% 12/01/2033 Callable @ 100 12/1/2027	500,000	545,970
Montana Board of Housing 3.250% 12/01/2044 Callable @ 100 12/1/2028	1,500,000	1,591,860
Montana Board of Housing 2.800% 12/01/2039 Callable @ 100 6/1/2029	895,000	936,394
Montana Board of Housing 3.000% 12/01/2045 Callable @ 100 6/1/2029	500,000	510,915
Montana Board of Housing 3.800% 12/01/2038 Callable @ 100 6/1/2028	995,000	1,100,142
		6,547,692
Other Revenue (8.9%)
City of Billings MT 5.500% 07/01/2026 Callable @ 100 7/1/2021	250,000	254,960
City of Billings MT 4.800% 07/01/2022 Callable @ 100 10/19/2020	60,000	59,990
City of Billings MT 4.375% 07/01/2029 Callable @ 100 1/1/2023	490,000	499,334
*City of Billings MT 5.000% 07/01/2033 Callable @ 100 1/1/2023	900,000	930,546
City of Billings MT 5.000% 07/01/2032 Callable @ 100 7/1/2028	710,000	789,754
City of Billings MT 4.000% 07/01/2036 Callable @ 100 7/1/2030	405,000	443,997
City & County of Butte Silver Bow MT 5.000% 07/01/2021	210,000	214,070
Gallatin County Rural Improvement District 5.500% 07/01/2025 Callable @ 100 10/19/2020	400,000	400,872
*Gallatin County Rural Improvement District 6.000% 07/01/2030 Callable @ 100 10/19/2020	1,000,000	1,002,290
City of Kalispell MT 5.000% 07/01/2033 Callable @ 100 7/1/2028	500,000	620,425
City of Livingston MT 4.000% 07/01/2034 Callable @ 100 1/1/2029	525,000	587,664
Madison County Rural Improvement District 5.500% 07/01/2025 Callable @ 100 10/19/2020	410,000	410,759
*Madison County Rural Improvement District 6.000% 07/01/2030 Callable @ 100 10/19/2020	1,000,000	1,001,920
City of Missoula MT 4.750% 07/01/2027 Callable @ 100 10/19/2020	105,000	105,204
City of Missoula MT 6.000% 07/01/2030 Callable @ 100 10/19/2020	200,000	200,656
City of Missoula MT 5.125% 07/01/2026 Callable @ 100 10/19/2020	125,000	125,243
		7,647,684
Pre-Refunded (6.9%)
Montana Facility Finance Authority 5.500% 01/01/2025 Callable @ 100 1/1/2021	575,000	587,931
Montana Facility Finance Authority 5.750% 01/01/2031 Callable @ 100 1/1/2021	815,000	834,176
Montana State Board of Regents 5.000% 11/15/2023 Callable @ 100 11/15/2021	250,000	265,958
*Montana State Board of Regents 4.000% 05/15/2025 Callable @ 100 5/15/2022	2,000,000	2,139,900
Montana State Board of Regents 4.000% 05/15/2026 Callable @ 100 5/15/2022	1,145,000	1,225,093
*Montana Board of Housing 4.700% 12/01/2026 Callable @ 100 12/1/2020	590,000	595,422
Montana Board of Housing 4.850% 06/01/2028 Callable @ 100 12/1/2020	275,000	277,665
		5,926,145
Transportation (1.8%)
Missoula Parking Commission 4.000% 10/01/2026 Callable @ 100 4/1/2024	835,000	938,114
Missoula Special Improvement Districts/MT 4.600% 07/01/2024 Callable @ 100 10/19/2020	100,000	100,184
Missoula Special Improvement Districts/MT 4.600% 07/01/2025 Callable @ 100 10/19/2020	105,000	105,233
Missoula Special Improvement Districts/MT 5.400% 07/01/2029 Callable @ 100 10/19/2020	370,000	370,685
		1,514,216
Utilities (4.5%)
City of Billings MT 5.000% 07/01/2031 Callable @ 100 7/1/2027	260,000	334,256
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039 Callable @ 100 7/1/2027	1,510,000	1,685,930
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025 Callable @ 100 7/1/2023	215,000	239,592
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026 Callable @ 100 7/1/2023	225,000	249,503
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2028 Callable @ 100 7/1/2025	250,000	292,143
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2029 Callable @ 100 7/1/2025	250,000	289,615
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033 Callable @ 100 7/1/2025	250,000	287,825
City of Red Lodge MT Water System Revenue 2.500% 07/01/2039 Callable @ 100 7/1/2027	500,000	522,440
		3,901,304

TOTAL MUNICPAL BONDS (COST: $71,359,137)		$76,224,147

OTHER ASSETS LESS LIABILITIES (11.6%)		$9,970,386

NET ASSETS (100.0%)		$86,194,533

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
#When-issued purchase as of July 31, 2020

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PORTFOLIO MARKET SECTORS July 31, 2020

Other Revenue	21.1%
Health Care	17.7%
Cash Equivalents and Other	14.8%
General Obligation	13.5%
Housing	9.7%
Education	9.5%
Utilities	8.1%
Pre-Refunded	4.4%
Transportation	1.2%

100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2020

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (85.2%)

Education (9.5%)
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2025 Callable @ 100 4/1/2024	$415,000	$474,490
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2028 Callable @ 100 4/1/2024	365,000	386,290
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033 Callable @ 100 4/1/2025	500,000	558,915
State Board of Higher Education of the State of North Dakota 3.250% 04/01/2037 Callable @ 100 4/1/2027	250,000	268,705
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2044 Callable @ 100 4/1/2029	500,000	587,015
State Board of Higher Education of the State of North Dakota 3.125% 07/01/2037 Callable @ 100 7/1/2029	200,000	184,736
State Board of Higher Education of the State of North Dakota 3.200% 07/01/2039 Callable @ 100 7/1/2029	200,000	181,488
University of North Dakota 5.000% 04/01/2024 Callable @ 100 4/1/2022	250,000	270,320
		2,911,959
General Obligation (13.5%)
Dickinson Public School District No 1 4.000% 08/01/2034 Callable @ 100 8/1/2025	400,000	451,700
City of Fargo ND 4.000% 05/01/2023 Callable @ 100 5/1/2021	300,000	309,243
City of Grand Forks ND 4.000% 12/01/2039 Callable @ 100 12/1/2028	470,000	552,720
City of Grand Forks ND 4.500% 05/01/2032 Callable @ 100 5/1/2025	240,000	271,497
City of Horace ND 4.250% 05/01/2035 Callable @ 100 5/1/2023	340,000	354,991
Mandan Public School District No 1 3.125% 08/01/2024 Callable @ 100 8/1/2022	200,000	212,624
City of Minot ND Airport Revenue 3.500% 10/01/2025 Callable @ 100 10/1/2022	570,000	607,307
City of Minot ND Airport Revenue 4.000% 10/01/2028 Callable @ 100 10/1/2022	355,000	379,097
Nesson Public School District No 2 4.000% 08/01/2039 Callable @ 100 8/1/2027	500,000	570,980
City of Williston ND 4.000% 05/01/2035 Callable @ 100 5/1/2023	200,000	212,566
City of Williston ND 4.000% 05/01/2038 Callable @ 100 5/1/2023	230,000	243,639
		4,166,364
Health Care (17.7%)
County of Cass ND 5.000% 02/15/2033 Callable @ 100 2/15/2028	445,000	530,297
County of Cass ND 4.125% 02/15/2037 Callable @ 100 2/15/2028	595,000	650,091
*County of Cass ND 4.250% 02/15/2043 Callable @ 100 2/15/2028	1,290,000	1,402,037
City of Fargo ND 5.500% 11/01/2020	500,000	506,040
City of Fargo ND 6.000% 11/01/2028 Callable @ 100 11/1/2021	500,000	534,695
City of Grand Forks ND 5.000% 12/01/2022 Callable @ 100 12/1/2021	500,000	526,075
City of Grand Forks ND 4.000% 12/01/2027 Callable @ 100 12/1/2021	400,000	408,956
City of Grand Forks ND 5.000% 12/01/2032 Callable @ 100 12/1/2021	250,000	259,385
City of Grand Forks ND 5.125% 12/01/2025	250,000	262,145
City of Grand Forks ND 3.000% 12/01/2020	135,000	135,348
City of Langdon ND 6.200% 01/01/2025 Callable @ 100 10/19/2020	155,000	155,279
County of Ward ND 5.000% 06/01/2053 Callable @ 100 6/1/2028	100,000	104,337
		5,474,685
Housing (9.7%)
North Dakota Housing Finance Agency 3.050% 07/01/2021	150,000	151,272
*North Dakota Housing Finance Agency 3.550% 07/01/2040 Callable @ 100 7/1/2026	1,000,000	1,075,260
North Dakota Housing Finance Agency 3.550% 07/01/2033 Callable @ 100 7/1/2027	230,000	251,923
North Dakota Housing Finance Agency 3.500% 07/01/2035 Callable @ 100 7/1/2028	585,000	643,676
North Dakota Housing Finance Agency 2.950% 07/01/2039 Callable @ 100 1/1/2029	250,000	263,230
North Dakota Housing Finance Agency 3.050% 07/01/2043 Callable @ 100 1/1/2029	250,000	263,635
North Dakota Housing Finance Agency 3.000% 07/01/2040 Callable @ 100 7/1/2029	315,000	333,024
		2,982,020
Other Revenue (21.1%)
County of Burleigh ND Multi County Sales Tax Revenue 4.000% 11/01/2032 Callable @ 100 11/1/2022	400,000	423,612
City of Grand Forks ND 5.000% 12/15/2028 Callable @ 100 12/15/2025	250,000	307,227
Jamestown Park District/ND 4.000% 07/01/2032 Callable @ 100 7/1/2024	500,000	549,785
Jamestown Park District/ND 4.000% 07/01/2033 Callable @ 100 7/1/2024	345,000	377,381
Jamestown Park District/ND 3.000% 07/01/2035 Callable @ 100 7/1/2024	500,000	522,890
*City of Mandan ND 4.000% 09/01/2034 Callable @ 100 9/1/2024	500,000	547,330
*City of Mandan ND 3.250% 09/01/2041 Callable @ 100 9/1/2024	1,250,000	1,303,337
Minot Park District 3.000% 12/01/2028 Callable @ 100 12/1/2023	250,000	264,883
Minot Park District 3.750% 12/01/2038 Callable @ 100 12/1/2025	435,000	477,091
North Dakota Public Finance Authority 5.000% 06/01/2031 Callable @ 100 10/19/2020	240,000	240,917
North Dakota Public Finance Authority 6.000% 06/01/2034 Callable @ 100 10/19/2020	200,000	200,848
North Dakota Public Finance Authority 4.500% 06/01/2026 Callable @ 100 6/1/2021	400,000	414,932
North Dakota Public Finance Authority 4.000% 06/01/2030 Callable @ 100 6/1/2023	400,000	435,820
North Dakota Public Finance Authority 4.000% 06/01/2028 Callable @ 100 6/1/2024	265,000	296,784
North Dakota Public Finance Authority 5.000% 06/01/2028 Callable @ 100 6/1/2025	130,000	157,034
		6,519,871
Pre-Refunded (4.4%)
County of Burleigh ND 5.000% 07/01/2022	300,000	329,370
County of Burleigh ND 4.500% 07/01/2032 Callable @ 100 7/1/2022	250,000	270,713
County of Burleigh ND 5.000% 07/01/2035 Callable @ 100 7/1/2021	500,000	521,730
Grand Forks Regional Airport Authority 4.500% 06/01/2028 Callable @ 100 6/1/2021	230,000	238,131
		1,359,944
Transportation (1.2%)
Grand Forks Regional Airport Authority 4.500% 06/01/2028 Callable @ 100 6/1/2021	370,000	382,051
		382,051
Utilities (8.1%)
City of Bismarck ND Water Revenue 3.000% 04/01/2021 Callable @ 100 10/19/2020	495,000	497,039
*City of Bismarck ND Water Revenue 3.625% 04/01/2025 Callable @ 100 10/19/2020	675,000	677,768
City of Bismarck ND Water Revenue 3.750% 04/01/2026 Callable @ 100 10/19/2020	265,000	266,068
City of Grand Forks ND Sanitation Revenue 2.600% 09/01/2038 Callable @ 100 9/1/2027	290,000	302,540
City of Grand Forks ND Sanitation Revenue 2.625% 09/01/2040 Callable @ 100 9/1/2027	485,000	502,858
City of West Fargo ND Water & Sewer Revenue 2.625% 11/01/2034 Callable @ 100 11/1/2025	250,000	257,020
		2,503,293

TOTAL MUNICIPAL BONDS (COST: $24,975,533)		$26,300,187

OTHER ASSETS LESS LIABILITIES (14.8%)		$4,569,459

NET ASSETS (100.0%)		$30,869,646

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur. As of July 31, 2020 there were no such purchases.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 31, 2020

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$61,926,962	$12,703,184	$45,343,881

Investments in securities, at value	$66,776,251	$13,519,150	$48,467,784
Cash and cash equivalents	2,983,135	2,031,699	5,335,542
Receivable for Fund shares sold	0	9,751	200,033
Accrued interest receivable	929,266	100,506	405,651
Receivable from affiliate	10,816	5,742	9,904
Prepaid expenses	674	339	2,125
Total assets	$70,700,142	$15,667,187	$54,421,039

LIABILITIES
Payable for securities purchased	$516,750	$0	$1,098,036
Payable for Fund shares redeemed	13,695	1,619	18,660
Distributions payable	19,920	4,434	21,156
Trustees’ fees payable	4,504	1,041	3,432
Payable to affiliates	62,723	17,070	49,672
Accrued expenses	16,637	6,300	12,948
Total liabilities	$634,229	$30,464	$1,203,904

NET ASSETS	$70,065,913	$15,636,723	$53,217,135

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$65,780,323	$15,225,415	$50,795,640
Distributable earnings	4,285,590	411,308	2,421,495

NET ASSETS	$70,065,913	$15,636,723	$53,217,135

Net Assets - Class A	$63,309,441	$14,573,276	$51,557,356
Net Assets - Class I	$6,756,472	$1,063,447	$1,659,779
Shares outstanding - Class A	5,679,586	1,328,197	4,788,227
Shares outstanding - Class I	605,886	96,889	154,187
Net asset value per share - Class A*	$11.15	$10.97	$10.77
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$11.44	$11.25	$11.05
Net asset value per share - Class I	$11.15	$10.98	$10.76

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 31, 2020

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
ASSETS
Investments in securities, at cost	$55,887,970	$71,359,137	$24,975,533

Investments in securities, at value	$59,393,685	$76,224,147	$26,300,187
Cash and cash equivalents	7,171,327	9,950,714	4,294,840
Receivable for Fund shares sold	280,245	485,000	60,000
Accrued interest receivable	625,574	398,216	256,861
Receivable from affiliate	10,450	12,438	7,117
Prepaid expenses	987	2,556	869
Total assets	$67,482,268	$87,073,071	$30,919,874

LIABILITIES
Payable for securities purchased	$0	$729,545	$0
Payable for Fund shares redeemed	265,728	21,267	2,589
Distributions payable	17,951	28,647	6,700
Trustees’ fees payable	4,179	5,368	2,006
Payable to affiliates	59,854	74,660	29,817
Accrued expenses	13,893	19,051	9,116
Total liabilities	$361,605	$878,538	$50,228

NET ASSETS	$67,120,663	$86,194,533	$30,869,646

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$64,038,793	$84,429,209	$30,364,516
Distributable earnings	3,081,870	1,765,324	505,130

NET ASSETS	$67,120,663	$86,194,533	$30,869,646

Net Assets - Class A	$62,321,379	$72,738,326	$28,719,203
Net Assets - Class I	$4,799,284	$13,456,207	$2,150,443
Shares outstanding - Class A	5,158,605	7,031,153	2,764,663
Shares outstanding - Class I	396,864	1,300,580	206,948
Net asset value per share - Class A*	$12.08	$10.35	$10.39
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$12.39	$10.62	$10.66
Net asset value per share - Class I	$12.09	$10.35	$10.39

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 31, 2020

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$1,956,758	$451,550	$1,465,636
Total investment income	$1,956,758	$451,550	$1,465,636

EXPENSES
Investment advisory fees	$322,177	$77,512	$250,042
Distribution (12b-1) fees - Class A	145,374	37,092	119,894
Transfer agent fees	83,340	24,620	66,027
Administrative service fees	126,308	57,802	106,110
Professional fees	18,272	6,767	14,787
Reports to shareholders	2,441	1,186	2,151
License, fees, and registrations	1,923	2,421	5,677
Audit fees	12,382	2,960	9,594
Trustees’ fees	7,312	1,757	5,671
Transfer agent out-of-pockets	5,055	1,456	3,493
Custodian fees	2,409	687	1,855
Legal fees	7,054	1,695	5,470
Insurance expense	1,275	294	906
Total expenses	$735,322	$216,249	$591,677
Less expenses waived or reimbursed (See Note 7)	(119,492)	(65,977)	(106,753)
Total net expenses	$615,830	$150,272	$484,924

NET INVESTMENT INCOME (LOSS)	$1,340,928	$301,278	$980,712

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$46,838	$(4,467)	$13,475
Net change in unrealized appreciation (depreciation) of investments	1,862,351	190,819	902,650
Net realized and unrealized gain (loss) on investments	$1,909,189	$186,352	$916,125

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,250,117	$487,630	$1,896,837

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 31, 2020

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INVESTMENT INCOME
Interest	$1,722,019	$2,416,492	$938,890
Total investment income	$1,722,019	$2,416,492	$938,890

EXPENSES
Investment advisory fees	$289,687	$386,201	$145,652
Distribution (12b-1) fees - Class A	135,211	164,982	67,396
Transfer agent fees	75,542	98,705	40,973
Administrative service fees	117,211	144,234	76,881
Professional fees	16,145	21,195	9,738
Reports to shareholders	1,646	3,338	1,597
License, fees, and registrations	2,109	2,654	2,800
Audit fees	11,194	14,859	5,582
Trustees’ fees	6,579	8,764	3,304
Transfer agent out-of-pockets	3,147	5,252	2,535
Custodian fees	2,185	2,514	1,072
Legal fees	6,349	8,454	3,187
Insurance expense	950	1,409	489
Total expenses	$667,955	$862,561	$361,206
Less expenses waived or reimbursed (See Note 7)	(109,709)	(133,627)	(81,110)
Total net expenses	$558,246	$728,934	$280,096

NET INVESTMENT INCOME (LOSS)	$1,163,773	$1,687,558	$658,794

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$17,250	$(42,070)	$(1,232)
Net change in unrealized appreciation (depreciation) of investments	1,063,158	1,349,142	152,390
Net realized and unrealized gain (loss) on investments	$1,080,408	$1,307,072	$151,158

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,244,181	$2,994,630	$809,952

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2020

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,340,928	$301,278	$980,712
Net realized gain (loss) from investment transactions	46,838	(4,467)	13,475
Net change in unrealized appreciation (depreciation) of investments	1,862,351	190,819	902,650
Net increase (decrease) in net assets resulting from operations	$3,250,117	$487,630	$1,896,837

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,195,736)	$(286,724)	$(936,040)
Distributions - Class I	(144,913)	(14,396)	(44,553)
Total distributions	$(1,340,649)	$(301,120)	$(980,593)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$12,689,397	$1,288,811	$8,832,956
Proceeds from sale of shares - Class I	1,497,214	535,725	1,682,866
Proceeds from reinvested dividends - Class A	1,003,520	227,836	650,345
Proceeds from reinvested dividends - Class I	57,877	13,305	37,971
Cost of shares redeemed - Class A	(5,039,101)	(1,741,465)	(3,595,127)
Cost of shares redeemed - Class I	(401,566)	(66,265)	(1,171,751)
Net increase (decrease) in net assets resulting from capital share transactions	$9,807,341	$257,947	$6,437,260

TOTAL INCREASE (DECREASE) IN NET ASSETS	$11,716,809	$444,457	$7,353,504
NET ASSETS, BEGINNING OF PERIOD	58,349,104	15,192,266	45,863,631
NET ASSETS, END OF PERIOD	$70,065,913	$15,636,723	$53,217,135

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2020

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,163,773	$1,687,558	$658,794
Net realized gain (loss) from investment transactions	17,250	(42,070)	(1,232)
Net change in unrealized appreciation (depreciation) of investments	1,063,158	1,349,142	152,390
Net increase (decrease) in net assets resulting from operations	$2,244,181	$2,994,630	$809,952

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,076,314)	$(1,417,923)	$(603,648)
Distributions - Class I	(86,503)	(269,549)	(54,172)
Total distributions	$(1,162,817)	$(1,687,472)	$(657,820)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$21,896,765	$18,171,272	$8,399,576
Proceeds from sale of shares - Class I	1,566,726	5,099,246	291,649
Proceeds from reinvested dividends - Class A	849,312	1,192,611	518,844
Proceeds from reinvested dividends - Class I	67,012	93,000	42,053
Cost of shares redeemed - Class A	(5,961,719)	(8,259,958)	(2,843,708)
Cost of shares redeemed - Class I	(333,062)	(1,233,416)	(330,889)
Net increase (decrease) in net assets resulting from capital share transactions	$18,085,034	$15,062,755	$6,077,525

TOTAL INCREASE (DECREASE) IN NET ASSETS	$19,166,398	$16,369,913	$6,229,657
NET ASSETS, BEGINNING OF PERIOD	47,954,265	69,824,620	24,639,989
NET ASSETS, END OF PERIOD	$67,120,663	$86,194,533	$30,869,646

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2019

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,594,595	$381,320	$1,019,078
Net realized gain (loss) from investment transactions	(7,050)	(15,185)	9,395
Net change in unrealized appreciation (depreciation) of investments	1,590,584	291,075	1,314,501
Net increase (decrease) in net assets resulting from operations	$3,178,129	$657,210	$2,342,974

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,470,533)	$(366,278)	$(1,004,458)
Distributions - Class I	(121,238)	(15,037)	(14,566)
Total distributions	$(1,591,771)	$(381,315)	$(1,019,024)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$3,015,498	$910,968	$3,849,230
Proceeds from sale of shares - Class I	2,623,930	373,010	839,295
Proceeds from reinvested dividends - Class A	1,207,656	295,993	701,590
Proceeds from reinvested dividends - Class I	38,737	14,228	11,230
Cost of shares redeemed - Class A	(9,221,320)	(4,588,284)	(6,241,497)
Cost of shares redeemed - Class I	(218,204)	(156,940)	(8,227)
Net increase (decrease) in net assets resulting from capital share transactions	$(2,553,703)	$(3,151,025)	$(848,379)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(967,345)	$(2,875,130)	$475,571
NET ASSETS, BEGINNING OF PERIOD	59,316,449	18,067,396	45,388,060
NET ASSETS, END OF PERIOD	$58,349,104	$15,192,266	$45,863,631

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2019

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,062,621	$1,756,690	$627,361
Net realized gain (loss) from investment transactions	(150,092)	(72,164)	10,541
Net change in unrealized appreciation (depreciation) of investments	1,605,961	2,186,742	563,689
Net increase (decrease) in net assets resulting from operations	$2,518,490	$3,871,268	$1,201,591

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(998,724)	$(1,526,346)	$(587,871)
Distributions - Class I	(64,275)	(229,781)	(38,282)
Total distributions	$(1,062,999)	$(1,756,127)	$(626,153)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$6,778,668	$4,762,280	$1,872,549
Proceeds from sale of shares - Class I	2,557,478	3,899,627	1,187,139
Proceeds from reinvested dividends - Class A	682,605	1,261,278	479,386
Proceeds from reinvested dividends - Class I	52,809	88,318	31,657
Cost of shares redeemed - Class A	(5,640,750)	(10,266,656)	(3,289,829)
Cost of shares redeemed - Class I	(282,537)	(2,586,977)	(46,392)
Net increase (decrease) in net assets resulting from capital share transactions	$4,148,273	$(2,842,130)	$234,510

TOTAL INCREASE (DECREASE) IN NET ASSETS	$5,603,764	$(726,989)	$809,948
NET ASSETS, BEGINNING OF PERIOD	42,350,501	70,551,609	23,830,041
NET ASSETS, END OF PERIOD	$47,954,265	$69,824,620	$24,639,989

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1: Organization

Viking Mutual Funds (the “Trust”) was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the “Funds”).

The Kansas Municipal Fund (“KS Muni Fund”), Maine Municipal Fund (“ME Muni Fund”), Nebraska Municipal Fund (“NE Muni Fund”), and Oklahoma Municipal Fund (“OK Muni Fund”), Viking Tax-Free Fund for Montana (“Tax-Free Fund for MT”), and Viking Tax-Free Fund for North Dakota (“Tax-Free Fund for ND”), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax as is consistent with preservation of capital.

Each Fund in the Trust currently offers both Class A and Class I shares. Class A shares are sold with an initial sales charge of 2.50% and a distribution fee of up to 0.25% on an annual basis. Class I shares are sold without sales charge or distribution fee. The two classes of shares represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds’ Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments into the Funds of $500,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of July 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Cash and cash equivalents— The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Fund maintains balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on an accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The Funds simultaneously use the settled shares method to allocate income and fund-wide expenses and use the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2020:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Municipal Bonds	$0	$66,776,251	$0	$66,776,251
	Total	$0	$66,776,251	$0	$66,776,251

ME Muni Fund	Municipal Bonds	$0	$13,519,150	$0	$13,519,150
	Total	$0	$13,519,150	$0	$13,519,150

NE Muni Fund	Municipal Bonds	$0	$48,467,784	$0	$48,467,784
	Total	$0	$48,467,784	$0	$48,467,784

OK Muni Fund	Municipal Bonds	$0	$59,393,685	$0	$59,393,685
	Total	$0	$59,393,685	$0	$59,393,685

Tax-Free	Municipal Bonds	$0	$76,224,147	$0	$76,224,147
Fund for MT	Total	$0	$76,224,147	$0	$76,224,147

Tax-Free	Municipal Bonds	$0	$26,300,187	$0	$26,300,187
Fund for ND	Total	$0	$26,300,187	$0	$26,300,187

The Funds did not any Level 3 assets during the year ended July 31, 2020.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the year ended July 31, 2020, were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Purchases	$17,770,996	$3,238,410	$10,465,724	$19,241,655	$16,324,636	$8,212,408
Sales	$9,410,750	$4,598,427	$6,274,759	$7,517,609	$7,730,000	$5,978,030

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Year Ended 7/31/20:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	1,163,906	118,390	831,320	1,835,015	1,778,442	812,697
Shares issued from reinvestments	91,801	20,937	61,125	71,191	116,719	50,215
Shares redeemed	(464,404)	(158,858)	(339,493)	(501,839)	(811,144)	(280,305)
Net increase (decrease)	791,303	(19,531)	552,952	1,404,367	1,084,017	582,607

Class I
Shares sold	137,644	49,194	158,564	131,616	498,225	28,235
Shares issued from reinvestments	5,292	1,222	3,571	5,610	9,100	4,069
Shares redeemed	(36,641)	(6,077)	(109,233)	(28,415)	(120,981)	(31,997)
Net increase (decrease)	106,295	44,339	52,902	108,811	386,344	307

Year Ended 7/31/19:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	284,606	85,040	367,685	579,400	477,288	184,663
Shares issued from reinvestments	113,919	27,715	67,797	58,935	126,865	47,321
Shares redeemed	(873,318)	(431,958)	(606,431)	(490,734)	(1,038,270)	(325,436)
Net increase (decrease)	(474,793)	(319,203)	(170,949)	147,601	(434,117)	(93,452)

Class I
Shares sold	248,166	35,277	80,917	221,889	392,106	116,708
Shares issued from reinvestments	3,633	1,330	1,080	4,536	8,886	3,113
Shares redeemed	(20,557)	(14,584)	(787)	(24,528)	(261,451)	(4,539)
Net increase (decrease)	231,242	22,023	81,210	201,897	139,541	115,282

NOTE 6: Income Tax Information

At July 31, 2020, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Investments at cost	$61,923,320	$12,703,173	$45,343,881	$55,887,606	$71,358,681	$24,970,547
Unrealized appreciation	$4,853,440	$815,977	$3,143,027	$3,555,818	$4,875,066	$1,376,219
Unrealized depreciation	(509)	0	(19,124)	(49,740)	(9,600)	(46,579)
Net unrealized appreciation*	$4,852,931	$815,977	$3,123,903	$3,506,078	$4,865,466	$1,329,640

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

The tax character of distributions were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Year ended 7/31/20:	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Tax-exempt income	$1,340,649	$301,120	$980,593	$1,162,817	$1,687,472	$657,820

Year ended 7/31/19:
Tax-exempt income	$1,591,711	$381,315	$1,019,024	$1,062,999	$1,756,127	$626,153

As of July 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Undistributed tax-exempt income	$19,925	$4,466	$21,159	$17,955	$28,755	$6,699
Distributions payable	(19,920)	(4,434)	(21,156)	(17,951)	(28,647)	(6,700)
Accumulated capital and other losses	(567,346)	(404,701)	(702,411)	(424,212)	(3,100,250)	(824,509)
Unrealized appreciation/(depreciation)*	4,852,931	815,977	3,123,903	3,506,078	4,865,466	1,329,640
Total accumulated earnings/(deficit)	$4,285,590	$411,308	$2,421,495	$3,081,870	$1,765,324	$505,130

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

The Funds’ capital loss carryforward amounts as of July 31, 2020 are as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Non-expiring S-T losses	$529,076	$374,769	$702,411	$215,438	$1,938,429	$619,663
Non-expiring L-T losses	38,270	29,932	0	208,774	1,161,821	204,846
Total	$567,346	$404,701	$702,411	$424,212	$3,100,250	$824,509

Capital loss carryforward utilized	$49,435	$19,417	$31,719	$66,677	$0	$34,862

There were no reclassifications for tax purposes for the Funds for the year ended July 31, 2020.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and IFS, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions, and acquired fund fees and expenses, until November 29, 2020 so that the net annual operating expenses do not exceed 0.98% and 0.73% for Class A and I, respectively. After November 29, 2020, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. There are no recoupment provisions in place for waived/reimbursed fees. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Year Ended 7/31/20			Payable 7/31/20
	Advisory Fees	Waived	Reimb.	Advisory	Waived	Reimb.
KS Muni Fund	$322,177	$119,492	$0	$29,407	$10,816	$0
ME Muni Fund	$77,512	$65,977	$0	$6,638	$5,742	$0
NE Muni Fund	$250,042	$106,753	$0	$22,611	$9,904	$0
OK Muni Fund	$289,687	$109,709	$0	$27,878	$10,450	$0
Tax-Free Fund for MT	$386,201	$133,627	$0	$35,803	$12,438	$0
Tax-Free Fund for ND	$145,652	$81,110	$0	$12,978	$7,117	$0

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Year Ended 7/31/20			Payable 7/31/20
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
KS Muni Fund - A	$83,299	$0	$145,374	$13,278
ME Muni Fund - A	$7,817	$0	$37,092	$3,108
NE Muni Fund - A	$24,791	$0	$119,894	$10,765
OK Muni Fund - A	$73,388	$0	$135,211	$12,933
Tax-Free Fund for MT - A	$115,091	$443	$164,982	$15,174
Tax-Free Fund for ND - A	$18,838	$855	$67,396	$6,033

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses and an additional fee of $500 per month for each additional share class. IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and an additional fee of $1,000 per month for each additional share class. Certain Officers of the Funds are also Officers and Governors of IFS.

	Year Ended 7/31/20		Payable 7/31/20
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
KS Muni Fund	$88,395	$126,308	$8,747	$11,291
ME Muni Fund	$26,076	$57,802	$2,408	$4,916
NE Muni Fund	$69,520	$106,110	$6,907	$9,389
OK Muni Fund	$78,689	$117,211	$8,179	$10,864
Tax-Free Fund for MT	$103,957	$144,234	$10,600	$13,083
Tax-Free Fund for ND	$43,508	$76,881	$4,115	$6,691

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund’s portfolio, the greater its interest rate risk.

NOTE 9: Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

NOTE 10. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board ("FASB") issued Accounting Standards ("ASU") Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Funds have adopted ASU 2017-08. There was no material impact to the Funds' financial statements.

KANSAS MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/20	7/31/19	7/31/18	7/31/17	7/29/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.83	$10.53	$10.78	$11.13	$10.87

Income (loss) from investment operations:
Net investment income (loss)	$0.23	$0.29	$0.28	$0.30	$0.31
Net realized and unrealized gain (loss) on investments (1)	0.32	0.30	(0.25)	(0.35)	0.26
Total from investment operations	$0.55	$0.59	$0.03	$(0.05)	$0.57

Distributions from net investment income	$(0.23)	$(0.29)	$(0.28)	$(0.30)	$(0.31)

NET ASSET VALUE, END OF PERIOD	$11.15	$10.83	$10.53	$10.78	$11.13

Total Return (excludes any applicable sales charge)	5.11%	5.69%	0.32%	(0.42%)	5.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$63,309	$52,936	$56,489	$61,775	$60,489
Ratio of expenses to average net assets after waivers (2)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.17%	1.18%	1.16%	1.15%	1.18%
Ratio of net investment income to average net assets (2)	2.06%	2.74%	2.67%	2.76%	2.81%
Portfolio turnover rate	15.21%	28.75%	21.27%	6.85%	12.10%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

KANSAS MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

			Period
	Year	Year	From
	Ended	Ended	11/1/17* to
	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.83	$10.54	$10.74

Income (loss) from investment operations:
Net investment income (loss)	$0.25	$0.32	$0.23
Net realized and unrealized gain (loss) on investments (1)	0.32	0.29	(0.20)
Total from investment operations	$0.57	$0.61	$0.03

Distributions from net investment income	$(0.25)	$(0.32)	$(0.23)

NET ASSET VALUE, END OF PERIOD	$11.15	$10.83	$10.54

Total Return (excludes any applicable sales charge) #	5.36%	5.86%	0.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$6,756	$5,413	$2,828
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.92%	0.93%	0.92%
Ratio of net investment income to average net assets ^ (2)	2.31%	2.99%	2.99%
Portfolio turnover rate #	15.21%	28.75%	21.27%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/20	7/31/19	7/31/18	7/31/17	7/29/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.85	$10.64	$10.88	$11.31	$10.99

Income (loss) from investment operations:
Net investment income (loss)	$0.21	$0.26	$0.24	$0.25	$0.27
Net realized and unrealized gain (loss) on investments (1)	0.12	0.21	(0.24)	(0.43)	0.33
Total from investment operations	$0.33	$0.47	$0.00	$(0.18)	$0.60

Less Distributions:
Distributions from net investment income	$(0.21)	$(0.26)	$(0.24)	$(0.25)	$(0.27)
Distributions from net realized gains	0.00	0.00	0.00	0.00	(0.01)
Returns of Capital	0.00	0.00	0.00	0.00	0.00
Total distributions	$(0.21)	$(0.26)	$(0.24)	$(0.25)	$(0.28)

NET ASSET VALUE, END OF PERIOD	$10.97	$10.85	$10.64	$10.88	$11.31

Total Return (excludes any applicable sales charge)	3.08%	4.45%	0.04%	(1.55%)	5.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$14,573	$14,622	$17,742	$19,811	$20,213
Ratio of expenses to average net assets after waivers (2)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.40%	1.41%	1.33%	1.25%	1.29%
Ratio of net investment income to average net assets (2)	1.94%	2.40%	2.28%	2.31%	2.39%
Portfolio turnover rate	22.13%	7.56%	10.91%	21.81%	1.88%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

			Period
	Year	Year	From
	Ended	Ended	11/1/17* to
	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.85	$10.65	$10.84

Income (loss) from investment operations:
Net investment income (loss)	$0.24	$0.28	$0.20
Net realized and unrealized gain (loss) on investments (1)	0.13	0.20	(0.19)
Total from investment operations	$0.37	$0.48	$0.01

Distributions from net investment income	$(0.24)	$(0.28)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$10.98	$10.85	$10.65

Total Return (excludes any applicable sales charge) #	3.43%	4.61%	0.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$1,063	$570	$325
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	1.15%	1.16%	1.11%
Ratio of net investment income to average net assets ^ (2)	2.19%	2.65%	2.53%
Portfolio turnover rate #	22.13%	7.56%	10.91%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/20	7/31/19	7/31/18	7/31/17	7/29/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.58	$10.25	$10.46	$10.82	$10.48

Income (loss) from investment operations:
Net investment income (loss)	$0.21	$0.24	$0.24	$0.25	$0.27
Net realized and unrealized gain (loss) on investments (1)	0.19	0.33	(0.21)	(0.36)	0.34
Total from investment operations	$0.40	$0.57	$0.03	$(0.11)	$0.61

Distributions from net investment income	$(0.21)	$(0.24)	$(0.24)	$(0.25)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$10.77	$10.58	$10.25	$10.46	$10.82

Total Return (excludes any applicable sales charge)	3.81%	5.65%	0.34%	(1.01%)	5.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$51,557	$44,793	$45,182	$50,095	$46,217
Ratio of expenses to average net assets after waivers (2)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.19%	1.21%	1.21%	1.18%	1.20%
Ratio of net investment income to average net assets (2)	1.96%	2.33%	2.36%	2.35%	2.58%
Portfolio turnover rate	13.06%	8.20%	8.99%	22.92%	7.47%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

			Period
	Year	Year	From
	Ended	Ended	11/1/17* to
	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.57	$10.25	$10.42

Income (loss) from investment operations:
Net investment income (loss)	$0.23	$0.27	$0.20
Net realized and unrealized gain (loss) on investments (1)	0.19	0.32	(0.17)
Total from investment operations	$0.42	$0.59	$0.03

Distributions from net investment income	$(0.23)	$(0.27)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$10.76	$10.57	$10.25

Total Return (excludes any applicable sales charge) #	4.07%	5.81%	0.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$1,660	$1,071	$206
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.94%	0.96%	0.97%
Ratio of net investment income to average net assets ^ (2)	2.21%	2.58%	2.63%
Portfolio turnover rate #	13.06%	8.20%	8.99%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/20	7/31/19	7/31/18	7/31/17	7/29/16
NET ASSET VALUE, BEGINNING OF PERIOD	$11.86	$11.47	$11.74	$12.10	$11.64

Income (loss) from investment operations:
Net investment income (loss)	$0.24	$0.29	$0.27	$0.27	$0.28
Net realized and unrealized gain (loss) on investments (1)	0.22	0.39	(0.27)	(0.36)	0.46
Total from investment operations	0.46	0.68	0.00	$(0.09)	$0.74

Distributions from net investment income	$(0.24)	$(0.29)	$(0.27)	$(0.27)	$(0.28)

NET ASSET VALUE, END OF PERIOD	$12.08	$11.86	$11.47	$11.74	$12.10

Total Return (excludes any applicable sales charge)	3.92%	5.98%	(0.04%)	(0.71%)	6.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$62,321	$44,534	$41,362	$47,374	$46,718
Ratio of expenses to average net assets after waivers (2)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.17%	1.20%	1.19%	1.16%	1.19%
Ratio of net investment income to average net assets (2)	1.99%	2.46%	2.28%	2.30%	2.40%
Portfolio turnover rate	13.69%	18.37%	13.03%	5.30%	10.58%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

			Period
	Year	Year	From
	Ended	Ended	11/1/17* to
	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$11.87	$11.48	$11.69

Income (loss) from investment operations:
Net investment income (loss)	$0.27	$0.31	$0.22
Net realized and unrealized gain (loss) on investments (1)	0.22	0.39	(0.21)
Total from investment operations	$0.49	$0.70	$0.01

Distributions from net investment income	$(0.27)	$(0.31)	$(0.22)

NET ASSET VALUE, END OF PERIOD	$12.09	$11.87	$11.48

Total Return (excludes any applicable sales charge) #	4.18%	6.24%	0.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$4,799	$3,420	$989
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.92%	0.95%	0.96%
Ratio of net investment income to average net assets ^ (2)	2.25%	2.71%	2.62%
Portfolio turnover rate #	13.69%	18.37%	13.03%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

			Seven
	Year	Year	Months	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$10.18	$9.86	$10.08	$9.95	$10.26	$10.23

Income (loss) from investment operations:
Net investment income (loss)	$0.22	$0.25	$0.14	$0.24	$0.27	$0.29
Net realized and unrealized gain (loss) on investments (1)	0.17	0.32	(0.22)	0.13	(0.31)	0.03
Total from investment operations	$0.39	$0.57	$(0.08)	$0.37	$(0.04)	$0.32

Less Distributions:
Dividends from net investment income	$(0.22)	$(0.25)	$(0.14)	$(0.24)	$(0.27)	$(0.29)
Distributions from net realized gains	0.00	0.00	0.00	0.00	0.00	0.00
Returns of capital	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	$(0.22)	$(0.25)	$(0.14)	$(0.24)	$(0.27)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$10.35	$10.18	$9.86	$10.08	$9.95	$10.26

Total Return (excludes any applicable sales charge) #	3.89%	5.90%	(0.74%)	3.77%	(0.43%)	3.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$72,738	$60,520	$62,913	$68,990	$75,870	$69,811
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.15%	1.17%	1.17%	1.15%	1.16%	1.15%
Ratio of net investment income to average net assets ^ (2)	2.15%	2.54%	2.52%	2.42%	2.63%	2.87%
Portfolio turnover rate #	10.52%	19.78%	16.63%	20.44%	16.58%	11.91%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

			Seven		Period
	Year	Year	Months	Year	From
	Ended	Ended	Ended	Ended	8/1/16* to
	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.18	$9.86	$10.08	$9.95	$10.41

Income (loss) from investment operations:
Net investment income (loss)	$0.25	$0.28	$0.16	$0.27	$0.12
Net realized and unrealized gain (loss) on investments (1)	0.17	0.32	(0.22)	0.13	(0.46)
Total from investment operations	$0.42	$0.60	$(0.06)	$0.40	$(0.34)

Less Distributions:
Dividends from net investment income	$(0.25)	$(0.28)	$(0.16)	$(0.27)	$(0.12)
Distributions from net realized gains	0.00	0.00	0.00	0.00	0.00
Returns of capital	0.00	0.00	0.00	0.00	0.00
Total distributions	$(0.25)	$(0.28)	$(0.16)	$(0.27)	$(0.12)

NET ASSET VALUE, END OF PERIOD	$10.35	$10.18	$9.86	$10.08	$9.95

Total Return (excludes any applicable sales charge) #	4.15%	6.16%	(0.59%)	4.03%	(3.32%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$13,456	$9,305	$7,639	$5,196	$821
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.90%	0.92%	0.91%	0.90%	0.92%
Ratio of net investment income to average net assets ^ (2)	2.40%	2.80%	2.77%	2.65%	2.74%
Portfolio turnover rate #	10.52%	19.78%	16.63%	20.44%	16.58%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

			Seven
	Year	Year	Months	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$10.31	$10.07	$10.26	$10.20	$10.47	$10.39

Income (loss) from investment operations:
Net investment income (loss)	$0.23	$0.27	$0.15	$0.26	$0.27	$0.27
Net realized and unrealized gain (loss) on investments (1)	0.08	0.24	(0.19)	0.06	(0.27)	0.08
Total from investment operations	$0.31	$0.51	$(0.04)	$0.32	$0.00	$0.35

Less Distributions:
Dividends from net investment income	$(0.23)	$(0.27)	$(0.15)	$(0.26)	$(0.27)	$(0.27)
Distributions from net realized gains	0.00	0.00	0.00	0.00	0.00	0.00
Returns of capital	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	$(0.23)	$(0.27)	$(0.15)	$(0.26)	$(0.27)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$10.39	$10.31	$10.07	$10.26	$10.20	$10.47

Total Return (excludes any applicable sales charge) #	3.06%	5.10%	(0.40%)	3.12%	(0.08%)	3.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$28,719	$22,508	$22,910	$23,548	$25,385	$26,045
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.26%	1.32%	1.31%	1.30%	1.27%	1.24%
Ratio of net investment income to average net assets ^ (2)	2.25%	2.63%	2.54%	2.51%	2.53%	2.62%
Portfolio turnover rate #	21.95%	23.16%	7.57%	11.14%	13.28%	19.05%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

			Seven		Period
	Year	Year	Months	Year	From
	Ended	Ended	Ended	Ended	8/1/16* to
	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.32	$10.07	$10.26	$10.20	$10.65

Income (loss) from investment operations:
Net investment income (loss)	$0.26	$0.29	$0.16	$0.28	$0.12
Net realized and unrealized gain (loss) on investments (1)	0.07	0.25	(0.19)	0.06	(0.45)
Total from investment operations	$0.33	$0.54	$(0.03)	$0.34	$(0.33)

Less Distributions:
Dividends from net investment income	$(0.26)	$(0.29)	$(0.16)	$(0.28)	$(0.12)
Distributions from net realized gains	0.00	0.00	0.00	0.00	0.00
Returns of capital	0.00	0.00	0.00	0.00	0.00
Total distributions	$(0.26)	$(0.29)	$(0.16)	$(0.28)	$(0.12)

NET ASSET VALUE, END OF PERIOD	$10.39	$10.32	$10.07	$10.26	$10.20

Total Return (excludes any applicable sales charge) #	3.22%	5.47%	(0.25%)	3.38%	(3.11%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,150	$2,132	$920	$649	$386
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	1.01%	1.09%	1.06%	1.04%	1.05%
Ratio of net investment income to average net assets ^ (2)	2.50%	2.88%	2.78%	2.75%	2.82%
Portfolio turnover rate #	21.95%	23.16%	7.57%	11.14%	13.28%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Viking Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Viking Mutual Funds, comprising Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota (the “Funds”), as of July 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the six periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the six periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Viking Fund Management since 2009.

COHEN & COMPANY, LTD.

Chicago, Illinois

September 29, 2020

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses -- The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes - The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	1/31/20	7/31/20	Period*	Ratio
Kansas Municipal Fund
Actual - Class A	$1,000.00	$1,000.27	$4.87	0.98%
Actual - Class I	$1,000.00	$1,000.28	$3.63	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.99	$4.92	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.23	$3.67	0.73%
Maine Municipal Fund
Actual - Class A	$1,000.00	$1,000.12	$4.87	0.98%
Actual - Class I	$1,000.00	$1,000.14	$3.63	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.99	$4.92	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.23	$3.67	0.73%
Nebraska Municipal Fund
Actual - Class A	$1,000.00	$1,000.18	$4.87	0.98%
Actual - Class I	$1,000.00	$1,000.18	$3.63	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.99	$4.92	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.23	$3.67	0.73%
Oklahoma Municipal Fund
Actual - Class A	$1,000.00	$1,000.16	$4.87	0.98%
Actual - Class I	$1,000.00	$1,000.17	$3.63	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.99	$4.92	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.23	$3.67	0.73%
Viking Tax-Free Fund of Montana
Actual - Class A	$1,000.00	$1,000.17	$4.87	0.98%
Actual - Class I	$1,000.00	$1,000.18	$3.63	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.99	$4.92	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.23	$3.67	0.73%
Viking Tax-Free Fund of North Dakota
Actual - Class A	$1,000.00	$1,000.10	$4.87	0.98%
Actual - Class I	$1,000.00	$1,000.11	$3.63	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.99	$4.92	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.23	$3.67	0.73%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied 182 days in the one-half year period, and divided by 366 days in the fiscal year (to reflect the one-half year period).

BOARD OF TRUSTEES AND OFFICERS (unaudited)

The Board of Trustees (“Board”) of the Funds consists of four Trustees (the “Trustees”). These same individuals, unless otherwise noted, also serve as trustees for the six series of The Integrity Funds. Three Trustees are not “interested persons” (75% of the total) as defined under the 1940 Act (the “Independent Trustees”). The remaining Trustee is “interested” (the “Interested Trustees”) by virtue of his affiliation with Viking Fund Management, LLC and its affiliates.”

For the purposes of this section, the “Fund Complex” consists of the six series of The Integrity Funds and the six series of Viking Mutual Funds.

Each Trustee serves a Fund until its termination; or until the Trustee’s retirement, resignation, or death; or otherwise as specified in the Funds’ organizational documents. Each Officer serves an annual term. The tables that follow show information for each Trustee and Officer of the Funds.

INDEPENDENT TRUSTEES
Name, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Wade A. Dokken Birth date: March 3, 1960 Began serving: February 2016 Funds overseen: 12 funds

Principal occupation(s): Member, WealthVest Financial Partners (2009 to present); Co-President, WealthVest Marketing (2009 to present), Trustee: Integrity Managed Portfolios (2016 to 2018), The Integrity Funds (2016 to present), and Viking Mutual Funds (2016 to present)

Other Directorships Held: Not Applicable

R. James Maxson Birth date: December 12, 1947 Began serving: June 2003 Funds overseen: 12 funds

Principal occupation(s): Attorney: Maxson Law Office P.C. (2002 to 2019); Trustee: Integrity Managed Portfolios (1999 to 2018), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Peoples State Bank of Velva

Jerry M. Stai Birth date: March 31, 1952 Began serving: January 2006 Funds overseen: 12 funds

Principal occupation(s): Minot State University (1999 to present); Trustee: Integrity Managed Portfolios (2006 to 2018), The Integrity Funds (2006 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

The Statement of Additional Information (“SAI”) contains more information about the Funds’ Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

INTERESTED TRUSTEE
Name, Position with Trust, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Robert E. Walstad(1) Chairman Birth date: August 16, 1944 Began serving: June 2003 Funds overseen: 12 funds

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Trustee and Chairman: Integrity Managed Portfolios (1996 to 2018), The Integrity Funds (2003 to present),  and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

(1) Trustee who is an “interested person” of the Funds as defined in the 1940 Act. Mr. Walstad is an interested person by virtue of being an Officer of the Funds and ownership in Corridor Investors, LLC the parent company of Viking Fund Management, Integrity Fund Services, and Integrity Fund Distributors.

The SAI contains more information about the Funds’ Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

OTHER OFFICERS
Name, Position with Trust, Date of Birth, and Date Service Began	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Shannon D. Radke President Birth date: September 7, 1966 Began serving: August 1999

Principal occupation(s): Governor, CEO, and President (2009 to present): Corridor Investors, LLC; Governor and President (1998 to present) and Senior Portfolio Manager (1999 to present): Viking Fund Management, LLC; Governor and President (2009 to present): Integrity Fund Services, LLC and Integrity Funds Distributor, LLC; President: Integrity Managed Portfolios (2009 to 2018), The Integrity Funds (2009 to present), and Viking Mutual Funds (1999 to present)

Other Directorships Held: Minot Area Community Foundation

Peter A. Quist Vice President Birth date: February 23, 1934 Began serving: June 2003

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney (inactive); Vice President: Integrity Managed Portfolios (1996 to 2018); The Integrity Funds (2003 to present); and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

Shelly Nahrstedt Treasurer Birth date: August 31, 1961 Began serving: August 2020

Principal occupation(s):  Chief Operating Officer, Integrity Fund Services, LLC, and Treasurer, The Integrity Funds (2020 to present); Director of Financial Fund Administration, PNC Capital Advisors, LLC, and Treasurer, PNC Funds (2018-2019); Director, Cohen & Company (2003-2018).

Other Directorships Held: Not applicable

Brent M. Wheeler Secretary and Mutual Fund Chief Compliance Officer Birth date: October 9, 1970 Began serving: MF CCO: October 2005 Secretary: October 2009

Principal occupation(s): Mutual Fund Chief Compliance Officer: Integrity Managed Portfolios (2005 to 2018), The Integrity Funds, (2005 to present), and Viking Mutual Funds (2009 to present); Secretary: Integrity Managed Portfolios (2009 to 2018), The Integrity Funds and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

The SAI contains more information about the Funds’ Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

PRIVACY POLICY

Rev. 11/2017

FACTS	WHAT DOES INTEGRITY VIKING FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us.  This information can include:

•   Social Security number, name, address

•   Account balance, transaction history, account transactions

•   Investment experience, wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Integrity Viking Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Integrity Viking Funds share?	Can you limit this sharing?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-800-601-5593 or go to www.integrityvikingfunds.com

PRIVACY POLICY (Continued)

Who we are
Who is providing this notice?	Integrity Viking Funds (a family of investment companies)

What we do
How does Integrity Viking Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings. We

•   train employees on privacy, information security and protection of client information.

•   limit access to nonpublic personal information to those employees requiring such information in performing their job functions.

How does Integrity Viking Funds collect my personal information?

We collect your personal information, for example, when you:

•   open an account or seek financial or tax advice

•   provide account information or give us your contact information

•   make a wire transfer

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates’ everyday business purposes-information about your creditworthiness

•   affiliates from using your information to market to you

•   sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control.  They can be financial and nonfinancial companies

•   The Integrity Funds

•   Viking Mutual Funds

•   Corridor Investors, LLC

•   Viking Fund Management, LLC

•   Integrity Funds Distributor, LLC

•   Integrity Fund Services, LLC

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Integrity Viking Funds does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Integrity Viking Funds doesn’t jointly market.

Integrity Viking Funds includes:

  The Integrity Funds
  Viking Mutual Funds

PROXY VOTING OF FUND PORTFOLIO SECURITIESA description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds’ website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds’ website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Equity Funds

Integrity Dividend Harvest Fund

Integrity Energized Dividend Fund

Integrity Growth & Income Fund

Integrity Mid-North American Resources Fund

Corporate Bond Fund

Integrity High Income Fund

State-Specific Tax-Exempt Bond Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Item 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR that applies to the registrant’s principal executive officer and principal financial officer (herein referred to as the “Code”). There were no amendments to the Code during the period covered by this report. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period of this report. The Code is available on the Integrity Viking Funds website at http://www.integrityvikingfunds.com. A copy of the Code is also available, without charge, upon request by calling 800-601-5593. The Code is filed herewith pursuant to Item 12(a)(1) as EX-99.CODE ETH.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stai is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by Cohen Fund Audit Services, Ltd. (“Cohen”), the principal accountant for the audit of the registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $62,236 for the year ended July 31, 2020, $44,954 for the year ended July 31, 2019, and $42,194 for the period ended July 31, 2018.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended July 31, 2020, $0 for the year ended July 31, 2019, and $0 for the period ended July 31, 2018.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by Cohen for tax compliance, tax advice, and tax planning were $15,000 for the year ended July 31, 2020, $15,000 for the year ended July 31, 2019, and $15,000. Such services included review of excise distribution calculations (if applicable), preparation of the Trust’s federal, state, and excise tax returns, tax services related to mergers, and routine counseling.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen, other than the services reported in paragraphs (a) through (c) of this Item: None.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures

The registrant’s audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the registrant by the principal accountant.

	(2)	Percentage of services referred to in 4(b) through 4(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

0% of the services described in paragraphs (b) through (d) of Item 4 were not pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year-end were performed by Cohen’s full-time permanent employees.

(g)	Non-Audit Fees: None.

(h)

Principal Accountant’s Independence: The registrant’s auditor did not provide any non-audit services to the registrant’s investment adviser or any entity controlling, controlled by, or controlled with the registrant’s investment adviser that provides ongoing services to the registrant.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	Code of ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99. CODE ETH.

	(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act (17 CFR 270.30a-2) is filed and attached hereto as EX-99. CERT.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

Date: October 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

Date: October 6, 2020

By: /s/ Shelly Nahrstedt
Shelly Nahrstedt
Treasurer

Date: October 6, 2020